UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-08004

Aston Funds
(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Address of principal executive offices) (Zip code)

Jeffrey T. Cerutti, President
Aston Funds
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 268-1400

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 96.62%
	Consumer Discretionary – 14.49%
78,825	BorgWarner	$2,314,302
33,775	Dollar General	2,535,151
110,950	Gap	2,742,684
74,925	Magna International (Canada)	2,591,656
46,800	VF	2,929,680
		13,113,473

	Consumer Staples – 3.73%
63,325	Tyson Foods, Class A	3,379,022

	Energy – 7.03%
39,325	Chevron	3,400,433
105,025	Ensco, Class A (United Kingdom)	1,027,145
44,075	Royal Dutch Shell, Class A SP ADR	1,936,215
		6,363,793

	Financials – 27.49%
27,225	ACE (Switzerland)	3,078,331
55,325	Capital One Financial	3,630,426
79,325	Citigroup	3,377,658
76,300	JPMorgan Chase	4,539,850
57,000	Lincoln National	2,249,220
32,825	PNC Financial Services Group	2,844,286
42,625	State Street	2,375,491
69,400	U.S. Bancorp	2,780,164
		24,875,426

	Healthcare – 4.94%
42,800	Johnson & Johnson	4,470,032

	Industrials – 18.32%
20,975	Boeing	2,519,727
31,950	Cummins	2,871,985
36,425	Honeywell International	3,759,060
21,675	Norfolk Southern	1,528,088
38,475	Parker-Hannifin	3,738,231
11,005	WW Grainger	2,164,573
		16,581,664

	Information Technology – 20.62%
4,045	Alphabet, Class A *	3,079,661
17,625	Apple	1,715,618
158,325	Cisco Systems	3,766,552
81,125	Microsoft	4,469,176
111,200	Oracle	4,037,672
33,200	Western Digital	1,592,936
		18,661,615

	Total Common Stocks (Cost $104,510,998)	87,445,025

INVESTMENT COMPANY – 3.65%
3,305,336	BlackRock Liquidity Funds TempFund Portfolio	3,305,336

	Total Investment Company (Cost $3,305,336)	3,305,336

Total Investments – 100.27% (Cost $107,816,334)**		90,750,361
Net Other Assets and Liabilities – (0.27)%		(245,082)
Net Assets – 100.00%		$90,505,279

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$2,344,259
Gross unrealized depreciation	(19,410,232)
Net unrealized depreciation	$(17,065,973)

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

1

Aston Funds

ASTON/Fairpointe Focused Equity Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 98.36%
	Consumer Discretionary – 26.63%
11,800	21st Century Fox, Class A	$318,246
4,100	Carnival	197,333
11,600	Discovery Communications, Class C *	315,636
3,800	Interpublic Group	85,272
4,700	Liberty Interactive, Class A *	122,482
17,900	News, Class A	232,163
5,700	Scholastic	195,681
17,400	Staples	155,208
		1,622,021

	Consumer Staples – 12.81%
3,000	PepsiCo	297,900
5,500	Unilever, SP ADR (Great Britain)	243,485
3,600	Wal-Mart Stores	238,896
		780,281

	Energy – 9.67%
4,750	Apache	202,065
7,500	BP, SP ADR	242,775
13,800	Transocean Ltd. (Switzerland)	143,796
		588,636

	Financials – 7.28%
8,200	Legg Mason	251,084
3,100	Northern Trust	192,448
		443,532

	Healthcare – 8.32%
8,200	Boston Scientific *	143,746
3,200	Hologic *	108,608
700	Quest Diagnostics	45,969
2,500	Varian Medical Systems *	192,825
300	VCA *	15,381
		506,529

	Industrials – 10.41%
4,600	AGCO	224,342
4,400	Fluor	197,516
12,000	Kennametal	212,400
		634,258

	Information Technology – 17.84%
8,400	Cisco Systems	199,836
7,400	Cree *	207,422
19,000	Hewlett-Packard	261,440
21,000	HP	203,910
8,800	Teradata *	214,192
		1,086,800

	Materials – 5.40%
4,700	FMC	167,884
6,100	Greif, Class A	161,223
		329,107

	Total Common Stocks (Cost $6,971,258)	5,991,164

INVESTMENT COMPANY – 2.89%
176,041	BlackRock Liquidity Funds TempFund Portfolio	176,041

	Total Investment Company (Cost $176,041)	176,041

Total Investments – 101.25% (Cost $7,147,299)**		6,167,205
Net Other Assets and Liabilities – (1.25)%		(75,959)
Net Assets – 100.00%		$6,091,246

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$138,466
Gross unrealized depreciation	(1,118,560)
Net unrealized depreciation	$(980,094)

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

2

Aston Funds

ASTON/River Road Focused Absolute Value Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 93.20%
	Consumer Discretionary – 29.44%
8,619	Carmike Cinemas *	$191,169
2,594	Comcast, Class A	144,512
3,540	Kohl’s	176,115
3,791	Liberty Broadband, Class C *	178,177
4,161	Liberty Ventures, Class A *	163,652
2,919	Omnicom Group	214,109
2,107	Ralph Lauren	237,037
3,303	Time Warner	232,663
		1,537,434

	Consumer Staples – 6.75%
9,691	Fresh Market *	185,680
2,513	Wal-Mart Stores	166,763
		352,443

	Financials – 22.66%
2,289	Berkshire Hathaway, Class B *	297,043
5,894	Communications Sales & Leasing, REIT	113,224
7,390	Iron Mountain, REIT	203,521
4,886	Oaktree Capital Group	213,811
3,674	U.S. Bancorp	147,180
4,155	Wells Fargo	208,706
		1,183,485

	Industrials – 21.87%
4,074	Cubic	162,797
4,265	Emerson Electric	196,105
4,418	Fastenal	179,194
9,613	SP Plus *	215,812
2,299	UniFirst	242,085
2,035	Union Pacific	146,520
		1,142,513

	Information Technology – 8.48%
3,544	Blackhawk Network Holdings *	133,573
3,310	CSG Systems International	115,651
5,381	Dolby Laboratories, Class A	193,770
		442,994

	Materials – 4.00%
2,087	Praxair	208,700

	Total Common Stocks (Cost $5,024,556)	4,867,569

INVESTMENT COMPANY – 2.00%
104,582	BlackRock Liquidity Funds TempFund Portfolio	104,582

	Total Investment Company (Cost $104,582)	104,582

Total Investments – 95.20% (Cost $5,129,138)**		4,972,151
Net Other Assets and Liabilities – 4.80%		250,760
Net Assets – 100.00%		$5,222,911

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$65,643
Gross unrealized depreciation	(222,630)
Net unrealized depreciation	$(156,987)

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

3

Aston Funds

ASTON/Herndon Large Cap Value Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

		Market
Shares		Value

COMMON STOCKS – 100.12%
	Consumer Discretionary – 6.07%
14,826	Ross Stores	$834,109
56,832	TJX	4,048,712
14,002	Yum! Brands	1,013,325
		5,896,146

	Consumer Staples – 9.02%
68,363	Altria Group	4,177,663
18,121	Campbell Soup	1,022,206
39,535	Philip Morris International	3,558,545
		8,758,414

	Energy – 16.62%
72,466	Apache	3,082,704
78,443	Halliburton	2,493,703
74,128	Marathon Petroleum	3,097,809
255,056	Noble (United Kingdom)	1,986,886
24,435	Tesoro	2,131,954
49,419	Valero Energy	3,354,068
		16,147,124

	Financials – 23.04%
45,301	American Express	2,423,604
50,852	Apartment Investment & Management, Class A, REIT	1,990,856
61,499	CBOE Holdings	4,097,063
51,066	Discover Financial Services	2,338,312
70,559	Eaton Vance	2,022,221
56,283	Franklin Resources	1,950,769
30,750	McGraw-Hill Financial	2,614,365
27,181	Moody’s	2,422,914
91,700	Waddell & Reed Financial, Class A	2,516,248
		22,376,352

	Healthcare – 9.23%
54,910	AbbVie	3,014,559
22,788	Gilead Sciences	1,891,404
22,788	Jazz Pharmaceuticals (Ireland) *	2,933,727
21,415	Mylan *	1,128,356
		8,968,046

	Industrials – 12.62%
15,866	Lockheed Martin	3,347,726
27,730	Rockwell Collins	2,242,802
34,868	United Parcel Service, Class B	3,249,698
14,826	United Rentals *	710,314
37,064	Verisk Analytics *	2,705,672
		12,256,212

	Information Technology – 17.33%
22,239	Accenture, Class A (Ireland)	2,347,104
7,413	Alliance Data Systems *	1,481,043
31,299	Apple	3,046,645
29,652	Harris	2,578,834
38,163	Hewlett Packard Enterprise	525,123
38,163	HP	370,563
24,161	MasterCard, Class A	2,151,054
35,417	Western Digital	1,699,308
147,433	Western Union	2,630,205
		16,829,879

	Materials – 6.19%
44,203	CF Industries Holdings	1,326,090
28,004	LyondellBasell Industries, Class A	2,183,472
6,590	NewMarket	2,499,389
		6,008,951

	Total Common Stocks (Cost $96,044,810)	97,241,124

INVESTMENT COMPANY – 1.45%
1,407,432	BlackRock Liquidity Funds TempFund Portfolio	1,407,432

	Total Investment Company (Cost $1,407,432)	1,407,432

Total Investments – 101.57% (Cost $97,452,242)**		98,648,556
Net Other Assets and Liabilities – (1.57)%		(1,523,115)
Net Assets – 100.00%		$97,125,441

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$11,362,597
Gross unrealized depreciation	(10,166,283)
Net unrealized appreciation	$1,196,314

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

4

Aston Funds

ASTON/Montag & Caldwell Growth Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 93.48%
	Consumer Discretionary – 15.19%
935,000	Carnival	$45,001,550
350,900	Dollar General	26,338,554
841,780	Dollar Tree *	68,453,549
269,300	NIKE, Class B	16,699,293
562,500	Starbucks	34,183,125
811,700	TJX	57,825,508
		248,501,579

	Consumer Staples – 24.93%
643,100	Colgate-Palmolive	43,428,543
153,000	Costco Wholesale	23,121,360
335,800	CVS Health	32,434,922
467,900	Estee Lauder, Class A	39,888,475
562,200	Kraft Heinz	43,885,332
1,416,000	Mondelez International, Class A	61,029,600
131,227	Monster Beverage *	17,719,582
780,000	PepsiCo	77,454,000
865,000	Walgreens Boots Alliance	68,957,800
		407,919,614

	Energy – 0.99%
235,000	Occidental Petroleum	16,175,050

	Financials – 2.55%
829,200	Wells Fargo	41,650,716

	Healthcare – 22.73%
938,900	Abbott Laboratories	35,537,365
239,681	Allergan (Ireland) *	68,172,467
290,000	AmerisourceBergen	25,972,400
326,000	Amgen	49,789,980
548,300	Celgene *	55,005,456
498,000	Cerner *	28,888,980
331,400	Gilead Sciences	27,506,200
323,900	Medtronic (Ireland)	24,590,488
427,800	Thermo Fisher Scientific	56,495,268
		371,958,604

	Industrials – 6.65%
494,700	Honeywell International	51,053,040
125,000	Union Pacific	9,000,000
522,900	United Parcel Service, Class B	48,734,280
		108,787,320

	Information Technology – 20.44%
390,000	Accenture, Class A (Ireland)	41,160,600
104,760	Alphabet, Class A *	79,759,026
524,200	Cognizant Technology Solutions, Class A *	33,187,102
539,000	Facebook, Class A *	60,481,190
312,300	MasterCard, Class A	27,804,069
777,900	PayPal Holdings *	28,113,306
857,100	Visa, Class A	63,845,379
		334,350,672

	Total Common Stocks (Cost $1,377,609,494)	1,529,343,555

INVESTMENT COMPANY – 7.23%
118,350,797	BlackRock Liquidity Funds TempFund Portfolio	118,350,797

	Total Investment Company (Cost $118,350,797)	118,350,797

Total Investments – 100.71% (Cost $1,495,960,291)**		1,647,694,352
Net Other Assets and Liabilities – (0.71)%		(11,572,473)
Net Assets – 100.00%		$1,636,121,879

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$181,274,464
Gross unrealized depreciation	(29,540,403)
Net unrealized appreciation	$151,734,061

See accompanying Notes to Schedule of Investments.

5

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 99.83%
	Consumer Discretionary – 10.50%
202,152	Cinemark Holdings	$5,961,462
482,262	Ford Motor	5,758,208
221,532	Kohl’s	11,021,217
385,458	National CineMedia	6,028,563
235,547	Omnicom Group	17,277,372
174,578	Target	12,642,939
326,913	Thomson Reuters (Canada)	12,226,546
		70,916,307

	Consumer Staples – 11.18%
124,799	Kimberly-Clark	16,026,688
117,734	Molson Coors Brewing, Class B	10,652,572
85,729	PepsiCo	8,512,890
377,389	Sysco	15,023,856
258,513	Unilever, SP ADR (Great Britain)	11,444,371
207,868	Wal-Mart Stores	13,794,120
		75,454,497

	Energy – 8.32%
86,177	Chevron	7,451,725
144,113	Exxon Mobil	11,219,197
113,320	Magellan Midstream Partners LP	7,278,544
212,611	Martin Midstream Partners LP	3,712,188
204,285	Occidental Petroleum	14,060,937
200,140	Spectra Energy Partners LP	8,387,867
127,421	TransMontaigne Partners LP	4,045,617
		56,156,075

	Financials – 22.39%
300,675	BB&T	9,820,043
115,112	CME Group	10,342,813
146,768	CNA Financial	4,877,101
150,312	Communications Sales & Leasing, REIT	2,887,494
233,614	Compass Diversified Holdings	3,578,966
390,818	GEO Group, REIT	11,560,396
643,788	Iron Mountain, REIT	17,729,911
240,491	PNC Financial Services Group	20,838,545
257,584	Sabra Health Care, REIT	4,729,242
135,257	Stock Yards Bancorp	5,285,844
450,230	U.S. Bancorp	18,036,214
212,263	Ventas, REIT	11,742,389
63,637	Washington Trust Bancorp	2,511,116
367,695	Wells Fargo	18,469,320
340,157	Weyerhaeuser, REIT	8,711,421
		151,120,815

	Healthcare – 3.73%
293,274	Owens & Minor	10,161,944
228,448	Quest Diagnostics	15,002,180
		25,164,124

	Industrials – 14.17%
545,767	ADT	16,143,788
484,905	Aircastle (Bermuda)	8,325,819
191,342	Emerson Electric	8,797,905
400,217	Fastenal	16,232,802
120,376	MSC Industrial Direct, Class A	7,801,569
78,461	Parker-Hannifin	7,623,271
236,751	Republic Services	10,346,019
94,145	Union Pacific	6,778,440
145,964	United Parcel Service, Class B	13,603,845
		95,653,458

	Information Technology – 15.61%
595,314	Corning	11,078,794
154,320	CSG Systems International	5,391,941
571,020	Intel	17,713,040
65,165	j2 Global	4,725,114
536,260	Microsoft	29,542,563
256,980	Motorola Solutions	17,158,555
149,818	QUALCOMM	6,792,748
725,684	Western Union	12,946,203
		105,348,958

	Materials – 4.94%
143,291	Bemis	6,859,340
159,896	Compass Minerals International	11,968,216
144,508	Nucor	5,645,928
88,847	Praxair	8,884,700
		33,358,184

	Telecommunication Services – 4.35%
53,334	Atlantic Tele-Network	4,106,185
147,042	Rogers Communications, Class B (Canada)	5,027,366
405,287	Verizon Communications	20,252,191
		29,385,742

See accompanying Notes to Schedule of Investments.

6

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities – 4.64%
258,471	AmeriGas Partners LP	$9,933,041
240,838	National Fuel Gas	10,917,187
250,832	Vectren	10,494,811
		31,345,039

	Total Common Stocks (Cost $584,035,472)	673,903,199

INVESTMENT COMPANY – 1.04%
6,994,899	BlackRock Liquidity Funds TempFund Portfolio	6,994,899

	Total Investment Company (Cost $6,994,899)	6,994,899
Total Investments – 100.87% (Cost $591,030,371)*		680,898,098
Net Other Assets and Liabilities – (0.87)%		(5,858,527)
Net Assets – 100.00%		$675,039,571

*	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$117,062,429
Gross unrealized depreciation	(27,194,702)
Net unrealized appreciation	$89,867,727

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

7

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 98.26%
	Consumer Discretionary – 10.02%
32,893	Cinemark Holdings	$970,015
79,244	Ford Motor	946,173
37,708	Kohl’s	1,875,973
39,190	Omnicom Group	2,874,587
29,864	Target	2,162,751
53,835	Thomson Reuters (Canada)	2,013,429
		10,842,928

	Consumer Staples – 11.79%
20,337	Kimberly-Clark	2,611,678
20,193	Molson Coors Brewing, Class B	1,827,063
14,190	PepsiCo	1,409,067
64,541	Sysco	2,569,377
44,132	Unilever, SP ADR (Great Britain)	1,953,724
35,913	Wal-Mart Stores	2,383,187
		12,754,096

	Energy – 7.99%
14,700	Chevron	1,271,109
24,129	Exxon Mobil	1,878,443
19,516	Magellan Midstream Partners LP	1,253,513
21,112	Martin Midstream Partners LP	368,616
35,173	Occidental Petroleum	2,420,958
34,731	Spectra Energy Partners LP	1,455,576
		8,648,215

	Financials – 20.75%
52,030	BB&T	1,699,300
19,148	CME Group	1,720,448
14,627	CNA Financial	486,055
25,859	Communications Sales & Leasing, REIT	496,751
61,024	GEO Group, REIT	1,805,090
109,672	Iron Mountain, REIT	3,020,369
40,919	PNC Financial Services Group	3,545,631
76,370	U.S. Bancorp	3,059,382
36,148	Ventas, REIT	1,999,707
62,307	Wells Fargo	3,129,681
58,229	Weyerhaeuser, REIT	1,491,245
		22,453,659

	Healthcare – 3.83%
45,899	Owens & Minor	1,590,400
38,911	Quest Diagnostics	2,555,285
		4,145,685

	Industrials – 14.46%
91,090	ADT	2,694,442
53,194	Aircastle (Bermuda)	913,341
32,778	Emerson Electric	1,507,132
66,705	Fastenal	2,705,555
21,056	MSC Industrial Direct, Class A	1,364,639
13,355	Parker-Hannifin	1,297,572
40,442	Republic Services	1,767,315
16,435	Union Pacific	1,183,320
23,699	United Parcel Service, Class B	2,208,747
		15,642,063

	Information Technology – 15.66%
102,672	Corning	1,910,726
97,075	Intel	3,011,266
11,285	j2 Global	818,275
91,423	Microsoft	5,036,493
42,682	Motorola Solutions	2,849,877
26,143	QUALCOMM	1,185,324
119,390	Western Union	2,129,918
		16,941,879

	Materials – 5.23%
24,261	Bemis	1,161,374
27,465	Compass Minerals International	2,055,755
23,503	Nucor	918,262
15,174	Praxair	1,517,400
		5,652,791

	Telecommunication Services – 3.98%
25,361	Rogers Communications, Class B (Canada)	867,093
68,907	Verizon Communications	3,443,283
		4,310,376

	Utilities – 4.55%
33,836	AmeriGas Partners LP	1,300,317
40,789	National Fuel Gas	1,848,965
42,382	Vectren	1,773,263
		4,922,545

	Total Common Stocks (Cost $102,705,060)	106,314,237

See accompanying Notes to Schedule of Investments.

8

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 0.41%
439,563	BlackRock Liquidity Funds TempFund Portfolio	$439,563

	Total Investment Company (Cost $439,563)	439,563

Total Investments – 98.67% (Cost $103,144,623)*		106,753,800
Net Other Assets and Liabilities – 1.33%		1,441,530
Net Assets – 100.00%		$108,195,330

*	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$10,232,390
Gross unrealized depreciation	(6,623,213)
Net unrealized appreciation	$3,609,177

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

9

Aston Funds

ASTON/Fairpointe Mid Cap Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 97.04%
	Consumer Discretionary – 28.47%
1,789,600	BorgWarner	$52,542,656
984,400	Cooper Tire & Rubber	35,891,224
3,902,300	DeVry Education Group	77,655,770
337,600	Gannett	5,009,984
5,999,400	Gentex	82,131,786
4,524,100	Interpublic Group	101,520,804
730,300	Lear	75,827,049
6,235,000	Mattel	172,023,650
9,914,854	New York Times, Class A	131,074,370
10,227,000	Office Depot *	52,669,050
1,755,794	Scholastic	60,276,408
71,000	Staples	633,320
3,556,100	Tegna	85,381,961
6,790,152	Time	101,852,280
130,000	Whirlpool	17,470,700
		1,051,961,012

	Consumer Staples – 0.53%
317,500	Bunge	19,688,175

	Energy – 6.04%
4,301,892	FMC Technologies *	108,192,584
17,602,400	McDermott International *	48,582,624
6,367,000	Transocean Ltd. (Switzerland)	66,344,140
		223,119,348

	Financials – 8.19%
969,800	Cincinnati Financial	55,889,574
1,530,085	Eaton Vance	43,852,236
1,570,500	Northern Trust	97,496,640
2,410,600	Raymond James Financial	105,608,386
		302,846,836

	Healthcare – 5.41%
1,308,800	Quest Diagnostics	85,948,896
1,476,700	Varian Medical Systems *	113,897,871
		199,846,767

	Industrials – 14.78%
2,197,300	AGCO	107,162,321
1,844,900	Chicago Bridge & Iron (Netherlands)	71,619,018
2,574,835	Copa Holdings, Class A (Panama)	121,274,729
1,493,200	Donaldson	42,078,376
875,200	Owens Corning	40,425,488
2,932,100	Werner Enterprises	70,810,215
2,581,200	Xylem	92,794,140
		546,164,287

	Information Technology – 24.43%
2,325,400	Akamai Technologies *	106,084,748
361,700	Citrix Systems *	25,485,382
4,684,192	Cree *	131,297,902
2,410,448	Itron *	79,448,366
5,038,900	Jabil Circuit	100,324,499
6,016,500	Juniper Networks	141,989,400
5,359,200	Nuance Communications *	94,482,696
2,114,400	NVIDIA	61,930,776
4,733,000	Teradata *	115,201,220
4,719,438	Unisys *	46,344,881
		902,589,870

	Materials – 9.19%
13,261,400	Alcoa	96,675,606
2,279,204	Domtar (Canada)	73,504,329
2,502,362	FMC	89,384,371
31,306,400	Gerdau SA, SP ADR	28,488,823
7,342,900	United States Steel	51,400,300
		339,453,429

	Total Common Stocks (Cost $3,803,640,368)	3,585,669,724

INVESTMENT COMPANY – 0.55%
20,330,069	BlackRock Liquidity Funds TempFund Portfolio	20,330,069

	Total Investment Company (Cost $20,330,069)	20,330,069

Total Investments – 97.59% (Cost $3,823,970,437)**		3,605,999,793
Net Other Assets and Liabilities – 2.41%		89,100,197
Net Assets – 100.00%		$3,695,099,990

See accompanying Notes to Schedule of Investments.

10

Aston Funds

ASTON/Fairpointe Mid Cap Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$550,737,193
Gross unrealized depreciation	(768,707,837)
Net unrealized depreciation	$(217,970,644)

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

11

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 98.27%
	Consumer Discretionary – 25.04%
2,930	BorgWarner	$86,025
3,410	Dollar General	255,955
5,300	Dollar Tree *	430,996
5,570	Dunkin’ Brands Group	219,235
7,350	Hanesbrands	224,690
2,270	Harman International Industries	168,865
12,170	LKQ *	333,458
423	O’Reilly Automotive *	110,361
740	Panera Bread, Class A *	143,560
5,880	Ross Stores	330,809
2,690	Tractor Supply	237,554
		2,541,508

	Consumer Staples – 4.22%
1,650	Molson Coors Brewing, Class B	149,292
2,062	Monster Beverage *	278,432
		427,724

	Energy – 1.21%
1,250	Core Laboratories (Netherlands)	123,000

	Financials – 12.07%
4,240	First Republic Bank	288,320
1,284	Intercontinental Exchange	338,719
3,020	Lazard, Class A (Bermuda)	108,690
5,320	Raymond James Financial	233,069
1,838	Signature Bank New York NY *	256,107
		1,224,905

	Healthcare – 14.48%
3,280	AmerisourceBergen	293,757
5,400	Cerner *	313,254
1,810	Edwards Lifesciences *	141,560
1,082	Henry Schein *	163,858
3,610	MEDNAX *	250,751
2,250	Quintiles Transnational Holdings *	136,867
3,300	VCA *	169,191
		1,469,238

	Industrials – 22.23%
4,880	AMETEK	229,604
4,910	Copart *	164,534
4,270	Expeditors International of Washington	192,662
8,960	HD Supply Holdings *	235,379
2,210	IHS, Class A *	231,210
2,910	J.B. Hunt Transport Services	211,557
495	Roper Technologies	86,957
4,060	Sensata Technologies Holding (Netherlands) *	149,002
860	Snap-On	138,942
2,190	Stericycle *	263,566
3,040	Verisk Analytics *	221,920
2,040	Wabtec	130,458
		2,255,791

	Information Technology – 19.02%
3,710	Amphenol, Class A	183,905
2,200	ANSYS *	194,018
2,980	Arista Networks *	178,889
4,650	EPAM Systems *	348,285
1,130	F5 Networks *	105,971
2,253	FactSet Research Systems	339,527
3,610	M/A-COM Technology Solutions Holdings *	138,985
2,710	Skyworks Solutions	186,773
3,500	WEX *	254,135
		1,930,488

	Total Common Stocks (Cost $9,265,794)	9,972,654

INVESTMENT COMPANY – 2.45%
248,038	BlackRock Liquidity Funds TempFund Portfolio	248,038

	Total Investment Company (Cost $248,038)	248,038

Total Investments – 100.72% (Cost $9,513,832)**		10,220,692
Net Other Assets and Liabilities – (0.72)%		(72,573)
Net Assets – 100.00%		$10,148,119

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,303,046
Gross unrealized depreciation	(596,186)
Net unrealized appreciation	$706,860

See accompanying Notes to Schedule of Investments.

12

Aston Funds

ASTON/LMCG Small Cap Growth Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 99.92%
	Consumer Discretionary – 11.60%
23,237	Burlington Stores *	$1,248,524
58,553	Dave & Buster’s Entertainment *	2,123,717
31,059	Group 1 Automotive	1,666,315
29,494	Lithia Motors, Class A	2,258,356
248,589	Media General *	4,037,085
132,649	Nexstar Broadcasting Group, Class A	5,997,061
22,115	Papa John’s International	1,055,991
59,687	Sonic	1,753,604
		20,140,653

	Consumer Staples – 0.71%
15,560	TreeHouse Foods *	1,234,842

	Financials – 9.04%
43,817	Bank of the Ozarks	1,942,846
88,260	BofI Holding *	1,514,542
111,519	Great Western Bancorp	2,912,876
105,259	Marcus & Millichap *	2,488,323
16,082	Pinnacle Financial Partners	801,688
157,928	PRA Group *	4,698,358
13,190	SVB Financial Group *	1,336,411
		15,695,044

	Healthcare – 23.97%
106,806	ACADIA Pharmaceuticals *	2,209,816
142,747	AMN Healthcare Services *	4,021,183
19,736	Anacor Pharmaceuticals *	1,482,766
218,328	Community Health Systems *	4,689,685
36,524	FibroGen *	740,707
152,378	HealthSouth	5,453,609
99,976	HeartWare International *	4,013,037
35,016	Impax Laboratories *	1,312,050
74,778	Neurocrine Biosciences *	3,181,804
15,518	Nevro *	958,857
32,701	PAREXEL International *	2,091,556
186,518	Premier, Class A *	5,957,385
12,368	Prothena *	481,734
33,347	Sagent Pharmaceuticals *	503,873
96,816	Team Health Holdings *	3,956,870
10,209	Ultragenyx Pharmaceutical *	573,235
		41,628,167

	Industrials – 14.76%
146,181	Advisory Board *	6,690,704
364,452	Builders FirstSource *	2,926,550
38,761	CEB	2,286,124
171,668	Kelly Services, Class A	2,846,255
159,917	Kforce	3,566,149
150,538	Korn/Ferry International	4,638,076
53,942	USG *	965,022
38,040	WageWorks *	1,701,910
		25,620,790

	Information Technology – 30.90%
145,278	Cardtronics *	4,476,015
173,705	Cypress Semiconductor	1,365,321
259,385	Global Eagle Entertainment *	2,619,789
17,106	Inphi *	474,692
53,607	Integrated Device Technology *	1,365,906
1,138,607	Internap *	4,395,023
77,697	M/A-COM Technology Solutions Holdings *	2,991,334
60,727	MAXIMUS	3,241,000
150,246	Microsemi *	4,762,798
87,355	NetScout Systems *	1,882,500
43,227	SS&C Technologies Holdings	2,779,064
334,790	Synchronoss Technologies *	10,257,966
82,161	Syntel *	3,889,502
14,348	Tyler Technologies *	2,253,497
2,118	Ultimate Software Group *	371,984
49,474	Virtusa *	2,212,477
150,531	WNS Holdings, ADR *	4,318,734
		53,657,602

	Materials – 5.42%
163,125	Boise Cascade *	3,370,162
32,301	Eagle Materials	1,729,396
271,517	Summit Materials, Class A *	4,308,975
		9,408,533

	Telecommunication Services – 3.52%
183,035	Cogent Communications Holdings	6,115,199

	Total Common Stocks (Cost $209,642,794)	173,500,830

See accompanying Notes to Schedule of Investments.

13

Aston Funds

ASTON/LMCG Small Cap Growth Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

RIGHTS – 0.00%
	Healthcare – 0.00%
99,639	Dyax, CVR Expiration 12/31/19 (a)*	$996

	Total Rights (Cost $0)	996

WARRANTS – 0.00%
	Energy – 0.00%
11,820	Magnum Hunter Resources, Strike Price $8.50, Expiration 04/15/16 *	0

	Total Warrants (Cost $0)	0

INVESTMENT COMPANY – 1.17%
2,030,923	BlackRock Liquidity Funds TempFund Portfolio	2,030,923

	Total Investment Company (Cost $2,030,923)	2,030,923

Total Investments – 101.09% (Cost $211,673,717)**		175,532,749
Net Other Assets and Liabilities – (1.09)%		(1,896,679)
Net Assets – 100.00%		$173,636,070

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$3,696,911
Gross unrealized depreciation	(39,837,879)
Net unrealized depreciation	$(36,140,968)

(a)	Securities with a total aggregate market value of $996 or 0.001% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.

ADR	American Depositary Receipt
CVR	Contingent Value Rights

See accompanying Notes to Schedule of Investments.

14

Aston Funds

ASTON/River Road Independent Value Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 17.59%
	Consumer Staples – 0.47%
80,632	Fresh Market *	$1,544,909

	Energy – 3.37%
161,659	Energen *	5,701,713
221,023	QEP Resources	2,833,515
237,424	Unit *	2,476,332
		11,011,560

	Financials – 0.51%
67,430	Baldwin & Lyons, Class B	1,667,544

	Industrials – 1.17%
87,894	MYR Group *	1,758,759
136,617	Raven Industries	2,050,621
		3,809,380

	Information Technology – 1.39%
96,965	Benchmark Electronics *	2,036,265
18,146	Convergys	443,488
38,910	CSG Systems International	1,359,515
41,775	Park Electrochemical	680,097
		4,519,365

	Materials – 8.47%
3,473,159	Alamos Gold (Canada), Class A (a)	11,253,035
2,178,997	New Gold (Canada) *	5,294,963
1,592,857	Pan American Silver (Canada)	10,544,713
231,265	Primero Mining (Canada) *	578,163
		27,670,874

	Utilities – 2.21%
246,418	Empire District Electric	7,229,904

	Total Common Stocks (Cost $62,954,753)	57,453,536

INVESTMENT COMPANY – 81.79%
267,225,670	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	267,225,670

	Total Investment Company (Cost $267,225,670)	267,225,670

Total Investments – 99.38% (Cost $330,180,423)**		324,679,206
Net Other Assets and Liabilities – 0.62%		2,036,064
Net Assets – 100.00%		$326,715,270

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$3,739,067
Gross unrealized depreciation	(9,240,284)
Net unrealized depreciation	$(5,501,217)

(a)	This security has been determined to be an illiquid security. At January 31, 2016, this security amounted to $11,253,035, or 3.44% of net assets.

See accompanying Notes to Schedule of Investments.

15

Aston Funds

ASTON/River Road Select Value Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 98.04%
	Consumer Discretionary – 23.54%
2,610	Biglari Holdings *	$987,050
15,050	Bloomin’ Brands	265,783
26,121	Carmike Cinemas *	579,364
37,483	International Speedway, Class A	1,279,670
19,971	J. Alexander’s Holdings *	188,327
16,531	Liberty Broadband, Class C *	776,957
22,094	Liberty Ventures, Class A *	868,957
1,655	Madison Square Garden, Class A *	255,002
17,731	Michael Kors Holdings (British Virgin Islands) *	707,467
13,704	Murphy USA *	792,776
31,992	News, Class A	414,936
9,728	Outerwall	328,806
43,710	Rent-A-Center	595,330
63,633	SeaWorld Entertainment	1,212,845
37,380	SodaStream International (Israel) *	518,834
12,940	Tribune Media, Class A	426,373
		10,198,477

	Consumer Staples – 6.28%
53,873	Fresh Market *	1,032,207
16,480	Ingles Markets, Class A	632,173
20,890	United Natural Foods *	731,568
12,443	Village Super Market, Class A	326,753
		2,722,701

	Energy – 2.03%
74,888	Evolution Petroleum	348,978
130,784	Gran Tierra Energy *	299,495
18,042	QEP Resources	231,298
		879,771

	Financials – 19.55%
1,745	Alleghany *	833,970
14,740	Allied World Assurance Co Holdings AG (Swizterland)	539,337
3,195	American National Insurance	310,490
31,181	Brown & Brown	943,225
30,508	Capital Southwest	434,739
119,836	FNFV Group *	1,124,062
20,154	Forest City Realty Trust, Class A, REIT	397,034
29,020	GEO Group, REIT	858,412
45,582	Leucadia National	754,838
81,432	PICO Holdings *	714,973
2,184	White Mountains Insurance Group (Bermuda)	1,557,389
		8,468,469

	Healthcare – 1.69%
18,755	Air Methods *	730,320

	Industrials – 27.15%
40,809	ADT	1,207,130
74,648	Air Transport Services Group *	726,325
20,370	Brink’s	598,878
6,893	Clean Harbors *	305,429
13,499	Cubic	539,420
15,783	Forward Air	681,194
20,430	Insperity	917,920
12,330	Kansas City Southern	873,950
23,739	Kelly Services, Class A	393,593
32,790	KLX *	958,452
21,989	Marten Transport	368,975
5,918	MSC Industrial Direct, Class A	383,546
39,059	SP Plus *	876,875
16,980	UniFirst	1,787,994
14,806	US Ecology	502,960
21,800	Viad	642,446
		11,765,087

	Information Technology – 14.04%
28,941	Blackhawk Network Holdings *	1,090,786
35,148	CSG Systems International	1,228,071
40,026	Dolby Laboratories, Class A	1,441,336
37,880	Match Group *	475,394
25,333	NeuStar, Class A *	622,685
20,800	Rackspace Hosting *	420,368
12,844	Tech Data *	801,466
		6,080,106

	Telecommunication Services – 1.91%
35,745	Telephone & Data Systems	828,927

	Utilities – 1.85%
10,263	ITC Holdings	409,494
8,648	National Fuel Gas	392,013
		801,507

	Total Common Stocks (Cost $46,084,166)	42,475,365

See accompanying Notes to Schedule of Investments.

16

Aston Funds

ASTON/River Road Select Value Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.50%
651,484	BlackRock Liquidity Funds TempFund Portfolio	$651,484

	Total Investment Company (Cost $651,484)	651,484

Total Investments – 99.54% (Cost $46,735,650)**		43,126,849
Net Other Assets and Liabilities – 0.46%		199,825
Net Assets – 100.00%		$43,326,674

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,750,381
Gross unrealized depreciation	(5,359,182)
Net unrealized depreciation	$(3,608,801)

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

17

Aston Funds

ASTON/River Road Small Cap Value Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 93.54%
	Consumer Discretionary – 22.03%
13,849	Biglari Holdings *	$5,237,415
153,800	Bloomin’ Brands	2,716,108
173,240	Carmike Cinemas *	3,842,463
204,950	International Speedway, Class A	6,996,993
130,455	J. Alexander’s Holdings *	1,230,191
119,000	Liberty Tax	2,552,550
114,940	Marcus	2,176,964
134,641	Monarch Casino & Resort *	2,787,069
88,500	Murphy USA *	5,119,725
62,510	Outerwall	2,112,838
227,110	Rent-A-Center	3,093,238
354,393	SeaWorld Entertainment	6,754,731
224,090	SodaStream International (Israel) *	3,110,369
40,220	Sotheby’s	944,768
71,250	Tribune Media, Class A	2,347,688
254,360	UCP Class A * (a)	1,505,811
		52,528,921

	Consumer Staples – 6.73%
298,890	Fresh Market *	5,726,732
95,225	Ingles Markets, Class A	3,652,831
116,090	United Natural Foods *	4,065,472
98,934	Village Super Market, Class A	2,598,007
		16,043,042

	Energy – 3.17%
584,473	Evolution Petroleum (a)	2,723,644
862,180	Gran Tierra Energy *	1,974,392
61,404	PHI *	1,113,255
137,000	QEP Resources	1,756,340
		7,567,631

	Financials – 14.90%
65,020	1st Source	1,964,904
40,280	American National Insurance	3,914,410
208,840	Capital Southwest	2,975,970
6,685	First Citizens BancShares, Class A.	1,644,911
730,151	FNFV Group *	6,848,816
170,255	GEO Group, REIT	5,036,143
361,294	PICO Holdings *	3,172,161
13,968	White Mountains Insurance Group (Bermuda)	9,960,441
		35,517,756

	Healthcare – 1.87%
114,286	Air Methods *	4,450,297

	Industrials – 26.84%
472,495	Air Transport Services Group *	4,597,376
80,320	Argan	2,419,238
116,064	Brink’s	3,412,282
51,780	Clean Harbors *	2,294,372
89,911	Cubic	3,592,844
107,520	Forward Air	4,640,563
135,805	Insperity	6,101,719
167,890	Kelly Services, Class A	2,783,616
195,977	KLX *	5,728,408
132,470	Marten Transport	2,222,847
58,290	Progressive Waste Solutions (Canada)	1,642,029
301,369	SP Plus *	6,765,734
93,877	UniFirst	9,885,248
89,450	US Ecology	3,038,617
125,474	Viad	3,697,719
48,420	Werner Enterprises	1,169,343
		63,991,955

	Information Technology – 15.49%
175,356	Blackhawk Network Holdings *	6,609,168
133,105	Computer Services (a)	4,924,885
215,800	CSG Systems International	7,540,052
226,800	Daktronics	1,821,204
24,167	ePlus *	2,288,857
160,578	Ituran Location and Control (Israel) (a)	2,925,731
141,510	NeuStar, Class A *	3,478,316
120,480	Rackspace Hosting *	2,434,901
78,640	Tech Data *	4,907,136
		36,930,250

	Telecommunication Services – 2.51%
14,008	Atlantic Tele-Network	1,078,476
212,180	Telephone & Data Systems	4,920,451
		5,998,927

	Total Common Stocks (Cost $211,159,961)	223,028,779

See accompanying Notes to Schedule of Investments.

18

Aston Funds

ASTON/River Road Small Cap Value Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 4.70%
11,197,122	BlackRock Liquidity Funds TempFund Portfolio	$11,197,122

	Total Investment Company (Cost $11,197,122)	11,197,122

Total Investments – 98.24% (Cost $222,357,083)**		234,225,901
Net Other Assets and Liabilities – 1.76%		4,197,275
Net Assets – 100.00%		$238,423,176

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$30,102,938
Gross unrealized depreciation	(18,234,119)
Net unrealized appreciation	$11,868,818

(a)	These securities have been determined to be illiquid securities. At January 31, 2016, these securities amounted to $12,080,071, or 5.07% of net assets.
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

19

Aston Funds

ASTON/Silvercrest Small Cap Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 97.94%
	Consumer Discretionary – 8.26%
46,910	Columbia Sportswear	$2,588,494
103,510	EW Scripps, Class A	1,964,620
55,930	Hillenbrand	1,514,584
125,390	La-Z-Boy	2,688,362
26,510	Lithia Motors, Class A	2,029,871
113,840	Wolverine World Wide	1,925,034
		12,710,965

	Consumer Staples – 4.37%
23,264	J & J Snack Foods	2,512,047
41,384	Lancaster Colony	4,207,925
		6,719,972

	Energy – 2.30%
126,250	Forum Energy Technologies *	1,415,262
132,730	Matador Resources *	2,127,662
		3,542,924

	Financials – 22.38%
169,650	BancorpSouth	3,542,292
52,080	Bank of the Ozarks	2,309,227
227,320	CVB Financial	3,480,269
58,648	EastGroup Properties, REIT	3,131,217
146,424	Horace Mann Educators	4,498,145
51,349	Iberiabank	2,457,050
91,753	Independent Bank/Rockland MA	4,194,030
108,090	Pebblebrook Hotel Trust, REIT	2,639,558
187,240	Physicians Realty Trust, REIT	3,196,187
72,380	QTS Realty Trust, Class A, REIT	3,343,956
49,000	Stifel Financial *	1,639,540
		34,431,471

	Healthcare – 9.75%
41,217	Analogic	3,052,943
60,180	Greatbatch *	2,323,550
33,634	ICU Medical *	3,237,273
76,030	INC Research Holdings, Class A *	3,203,144
51,920	Integra LifeSciences Holdings *	3,190,484
		15,007,394

	Industrials – 20.92%
97,325	Altra Industrial Motion	2,185,919
42,153	Applied Industrial Technologies	1,620,361
129,490	Babcock & Wilcox Enterprises *	2,673,968
43,160	CIRCOR International	1,531,748
80,656	EMCOR Group	3,685,979
75,380	ESCO Technologies	2,595,333
32,790	G & K Services, Class A	2,111,020
159,280	Knoll	2,922,788
63,139	MSA Safety	2,702,349
107,320	Quanex Building Products	1,986,493
38,380	Standex International	2,771,804
95,849	US Ecology	3,255,991
43,440	Watts Water Technologies, Class A	2,140,289
		32,184,042

	Information Technology – 17.61%
150,277	ACI Worldwide *	2,689,958
248,680	Entegris *	2,899,609
26,017	FEI	1,884,932
71,690	Itron *	2,362,902
43,975	Littelfuse	4,481,052
97,790	M/A-COM Technology Solutions Holdings *	3,764,915
139,420	Mentor Graphics	2,423,120
56,740	Methode Electronics	1,478,644
96,055	MKS Instruments	3,404,189
79,270	NetScout Systems *	1,708,269
		27,097,590

	Materials – 5.65%
120,290	Calgon Carbon	1,947,495
55,000	Minerals Technologies	2,254,450
133,943	PH Glatfelter	1,976,999
41,989	Sensient Technologies	2,505,484
		8,684,428

	Utilities – 6.70%
74,533	MGE Energy	3,611,124
74,810	ONE Gas	4,231,254
63,309	Portland General Electric	2,460,821
		10,303,199

	Total Common Stocks (Cost $165,687,577)	150,681,985

See accompanying Notes to Schedule of Investments.

20

Aston Funds

ASTON/Silvercrest Small Cap Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 1.70%
2,610,131	BlackRock Liquidity Funds TempFund Portfolio	$2,610,131

	Total Investment Company (Cost $2,610,131)	2,610,131

Total Investments – 99.64% (Cost $168,297,708)**		153,292,116
Net Other Assets and Liabilities – 0.36%		560,490
Net Assets – 100.00%		$153,852,606

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$5,272,758
Gross unrealized depreciation	(20,278,350)
Net unrealized depreciation	$(15,005,592)

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

21

Aston Funds

ASTON/TAMRO Small Cap Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 96.22%
	Consumer Discretionary – 16.78%
47,765	BJ’s Restaurants *	$2,048,641
83,753	Build-A-Bear Workshop *	1,095,489
48,620	Burlington Stores *	2,612,353
63,768	Chuy’s Holdings *	2,180,228
76,431	Five Below *	2,692,664
93,553	Grand Canyon Education *	3,522,270
38,548	Hibbett Sports *	1,239,704
30,217	Oxford Industries	2,110,960
33,459	Pool	2,827,286
69,496	Tumi Holdings *	1,201,586
20,552	Vitamin Shoppe *	625,397
		22,156,578

	Consumer Staples – 2.22%
24,055	PriceSmart	1,841,651
67,810	Smart & Final Stores *	1,090,385
		2,932,036

	Energy – 0.93%
76,256	Matador Resources *	1,222,384

	Financials – 10.12%
54,741	Encore Capital Group *	1,254,664
25,742	Greenhill	612,145
70,603	Heritage Insurance Holdings	1,399,351
26,285	MarketAxess Holdings	3,055,106
53,162	PrivateBancorp	2,000,486
93,477	STAG Industrial	1,582,566
29,306	Stifel Financial *	980,579
22,564	Sun Communities	1,502,537
27,323	Texas Capital Bancshares *	975,431
		13,362,865

	Healthcare – 25.49%
24,361	ABIOMED *	2,078,724
36,358	Acadia Healthcare *	2,218,929
45,965	Air Methods *	1,789,877
40,842	Align Technology *	2,701,290
224,245	Amicus Therapeutics *	1,354,440
60,993	Bruker *	1,361,974
62,604	Catalent *	1,473,072
39,214	DBV Technologies, SP ADR *	1,019,172
72,134	Dynavax Technologies *	1,737,708
52,443	Emergent BioSolutions *	1,919,414
103,744	Endologix *	739,695
89,564	Globus Medical, Class A *	2,234,622
17,324	ICU Medical *	1,667,435
45,235	Impax Laboratories *	1,694,955
173,084	Inotek Pharmaceuticals *	1,355,248
52,571	Medidata Solutions *	2,246,359
46,472	Retrophin *	695,686
39,986	Team Health Holdings *	1,634,228
31,727	West Pharmaceutical Services	1,815,419
95,777	Wright Medical Group NV *	1,910,751
		33,648,998

	Industrials – 14.69%
30,182	CEB	1,780,134
49,934	Exponent	2,562,114
10,527	Gorman-Rupp	267,596
25,752	Graco	1,871,655
40,037	HEICO	2,230,061
48,288	Knight Transportation	1,181,607
37,290	Mobile Mini	966,557
35,541	Proto Labs *	1,954,400
100,684	Ritchie Bros Auctioneers (Canada)	2,303,650
44,905	Thermon Group Holdings *	755,302
46,250	WageWorks *	2,069,225
31,243	Woodward	1,443,114
		19,385,415

	Information Technology – 22.99%
34,430	Blackbaud	2,116,756
49,774	Bottomline Technologies *	1,434,487
26,654	Cabot Microelectronics *	1,083,219
38,618	Cardtronics *	1,189,821
29,496	Cavium *	1,703,984
71,579	Cognex	2,308,423
49,820	comScore *	1,919,565
30,009	Electronics for Imaging *	1,241,772
37,705	EPAM Systems *	2,824,105
25,587	FEI	1,853,778
21,668	Forrester Research	692,726
77,187	Infoblox *	1,245,798
40,945	Interactive Intelligence Group *	977,767
83,252	Intralinks Holdings *	671,011
30,660	LogMein *	1,601,678
55,688	Power Integrations	2,624,575
44,818	Super Micro Computer *	1,334,680
12,537	Tyler Technologies *	1,969,061
66,376	VeriFone Systems *	1,552,535
		30,345,741

See accompanying Notes to Schedule of Investments.

22

Aston Funds

ASTON/TAMRO Small Cap Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Materials – 3.00%
43,305	Balchem	$2,431,143
77,209	Flotek Industries *	515,756
68,222	KapStone Paper and Packaging	1,008,316
		3,955,215

	Total Common Stocks (Cost $123,199,944)	127,009,232

INVESTMENT COMPANY – 3.96%
5,231,591	BlackRock Liquidity Funds TempFund Portfolio	5,231,591

	Total Investment Company (Cost $5,231,591)	5,231,591

Total Investments – 100.18% (Cost $128,431,535)**		132,240,823
Net Other Assets and Liabilities – (0.18)%		(238,687)
Net Assets – 100.00%		$132,002,136

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$7,240,527
Gross unrealized depreciation	(3,431,239)
Net unrealized appreciation	$3,809,288

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

23

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

At January 31, 2016, 20.19% of the Total Net Assets of the Fund were comprised of securities of issuers located outside the United States.

Par Value		Market Value

CORPORATE NOTES AND BONDS – 24.60%
	Basic Materials – 0.22%
$300,000	Freeport-McMoRan 4.000%, 11/14/21	$134,250
500,000	Inversiones CMPC SA (Chile) 4.500%, 04/25/22	493,953
400,000	Minsur SA (Peru) Senior Unsecured Notes 6.250%, 02/07/24	330,960
500,000	Southern Copper Senior Unsecured Notes 5.875%, 04/23/45	386,738
		1,345,901

	Consumer Discretionary – 0.83%
230,000	American Axle & Manufacturing 6.625%, 10/15/22	230,575
50,000	Anthem Senior Unsecured Notes 1.875%, 01/15/18	49,915
130,000	Asbury Automotive Group 6.000%, 12/15/24	127,725
300,000	Celgene Senior Unsecured Notes 3.875%, 08/15/25	303,523
260,000	Coca-Cola Senior Unsecured Notes 1.875%, 10/27/20	261,864
70,000	Family Tree Escrow LLC Senior Secured Notes 5.750%, 03/01/23 (a)	74,112
415,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	506,022
200,000	Gol LuxCo SA (Luxembourg) 8.875%, 01/24/22	56,000
240,000	Goodyear Tire & Rubber 5.125%, 11/15/23	246,600
155,000	Gray Television 7.500%, 10/01/20	160,425
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (a)	570,000
300,000	Hutchison Whampoa International 12 (Cayman Islands) 6.000%, 05/29/49 (b)	313,200
200,000	Hutchison Whampoa International 12 II (Cayman Islands) 3.250%, 11/08/22	204,227
160,000	Levi Strauss Senior Unsecured Notes 5.000%, 05/01/25	156,800
235,000	NCL (Bermuda) Senior Unsecured Notes 5.250%, 11/15/19 (a)	237,350
90,000	Pilgrim’s Pride 5.750%, 03/15/25 (a)	86,850
115,000	Regal Entertainment Group Senior Unsecured Notes 5.750%, 03/15/22	116,150
220,000	Sally Holdings 5.750%, 06/01/22	230,725
185,000	Station Casinos 7.500%, 03/01/21	191,475
270,000	Tenet Healthcare Senior Unsecured Notes 6.750%, 06/15/23	249,413
570,000	Teva Pharmaceutical Finance Co BV (Cook Islands) 2.950%, 12/18/22	556,258
185,000	Viking Cruises (Bermuda) Senior Unsecured Notes 8.500%, 10/15/22 (a)	172,975
		5,102,184

	Consumer Staples – 2.56%
400,000	Ajecorp BV (Netherlands) 6.500%, 05/14/22	144,000
	Camposol SA (Peru)
280,000	9.875%, 02/02/17	203,000
150,000	9.875%, 02/02/17 (a)	108,750
	Cencosud SA (Chile)
500,000	5.500%, 01/20/21	506,336
900,000	4.875%, 01/20/23	834,029
600,000	Central American Bottling (British Virgin Islands) 6.750%, 02/09/22	611,250
525,000	Coca-Cola Senior Unsecured Notes 1.650%, 11/01/18	532,505
800,000	Corp Azucarera del Peru SA (Peru) 6.375%, 08/02/22	636,000

See accompanying Notes to Schedule of Investments.

24

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Consumer Staples (continued)
$350,000	Cosan Overseas (Cayman Islands) 8.250%, 11/29/49	$255,500
120,000	Dana Holding Senior Unsecured Notes 5.500%, 12/15/24	108,375
1,669,126	ENA Norte Trust (Panama) 4.950%, 04/25/23	1,715,027
400,000	Grupo Bimbo SAB de CV (Mexico) 4.500%, 01/25/22	415,056
220,000	HCA 5.375%, 02/01/25	222,750
95,000	5.875%, 02/15/26	97,137
540,000	Home Depot Senior Unsecured Notes 3.350%, 09/15/25	558,272
400,000	JBS Investments GmbH (Austria) 7.250%, 04/03/24	326,880
285,000	JBS USA Senior Unsecured Notes 5.750%, 06/15/25 (a)	220,875
595,000	Kraft Heinz Foods 1.600%, 06/30/17 (a)	595,022
690,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	712,283
	Laboratory Corp of America Holdings Senior Unsecured Notes
585,000	2.500%, 11/01/18	590,201
640,000	4.700%, 02/01/45	602,026
130,000	Maestro Peru SA (Peru) 6.750%, 09/26/19	137,150
	Marfrig Holding Europe BV (Netherlands)
200,000	8.375%, 05/09/18	193,000
800,000	6.875%, 06/24/19	721,000
200,000	6.875%, 06/24/19 (a)	180,250
	Minerva Luxembourg SA (Luxembourg)
400,000	7.750%, 01/31/23	375,000
600,000	8.750%, 12/29/49 (b)	532,500
300,000	8.750%, 12/29/49 (a) (b)	266,250
155,000	Post Holdings 7.375%, 02/15/22	163,913
285,000	Revlon Consumer Products 5.750%, 02/15/21	279,300
150,000	Rite Aid 6.125%, 04/01/23 (a)	158,813
295,000	Scientific Games International Senior Secured Notes 7.000%, 01/01/22 (a)	278,775
225,000	Service Corp International Senior Unsecured Notes 5.375%, 01/15/22	235,125
235,000	Spectrum Brands 5.750%, 07/15/25 (a)	242,050
90,000	TreeHouse Foods 6.000%, 02/15/24	92,813
1,240,000	Tyson Foods 3.950%, 08/15/24	1,286,333
555,000	Wal-Mart Stores Senior Unsecured Notes 4.300%, 04/22/44	577,255
		15,714,801

	Energy – 2.56%
400,000	AES General SA (Chile) Senior Unsecured Notes 5.250%, 08/15/21	404,563
565,000	Apache Senior Unsecured Notes 4.750%, 04/15/43	415,723
540,000	BP Capital Markets (United Kingdom) 3.062%, 03/17/22	530,571
	Chevron Senior Unsecured Notes
351,000	1.365%, 03/02/18	348,383
190,000	1.790%, 11/16/18	189,990
1,100,000	CNOOC Finance 2015 Australia Property (Australia) 2.625%, 05/05/20	1,091,409
200,000	CNPC HK Overseas Capital (British Virgin Islands) 4.500%, 04/28/21	214,191
	Delek & Avner Tamar Bond (Israel) Senior Unsecured Notes
1,300,000	4.435%, 12/30/20	1,322,100
500,000	5.412%, 12/30/25	496,045
390,000	Devon Energy Senior Unsecured Notes 6.300%, 01/15/19	363,648
	Ecopetrol SA (Colombia) Senior Unsecured Notes
400,000	4.125%, 01/16/25	305,000
300,000	7.375%, 09/18/43	231,375
1,150,000	5.875%, 05/28/45	801,780
535,000	Energy Transfer Partners LP Senior Unsecured Notes 4.750%, 01/15/26	453,195
	Energy XXI Gulf Coast
330,000	9.250%, 12/15/17	37,950
45,000	7.500%, 12/15/21	2,812
	Senior Secured Notes
44,000	11.000%, 03/15/20 (a)	10,175
280,000	EOG Resources Senior Unsecured Notes 4.150%, 01/15/26	277,660
185,000	EP Energy 9.375%, 05/01/20	79,550
115,000	EPL Oil & Gas 8.250%, 02/15/18	8,625
	Inkia Energy (Bermuda) Senior Unsecured Notes
200,000	8.375%, 04/04/21	192,000
400,000	8.375%, 04/04/21	384,000

See accompanying Notes to Schedule of Investments.

25

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Energy (continued)
$1,200,000	Instituto Costarricense de Electricidad (Costa Rica) Senior Unsecured Notes 6.950%, 11/10/21	$1,183,500
370,000	Kinder Morgan Energy Partners, MTN Senior Unsecured Notes 6.950%, 01/15/38	323,640
395,000	Memorial Production Partners Senior Unsecured Notes 6.875%, 08/01/22	112,575
	Pacific Rubiales Energy (Canada)
750,000	5.125%, 03/28/23	93,375
300,000	5.625%, 01/19/25	38,598
500,000	5.625%, 01/19/25 (a)	64,330
	Petroleos Mexicanos (Mexico)
200,000	5.500%, 01/21/21	197,250
400,000	4.500%, 01/23/26 (a)	345,000
500,000	6.375%, 01/23/45	424,375
1,075,000	5.625%, 01/23/46 (a)	831,781
	Phillips 66
95,000	5.875%, 05/01/42	89,551
75,000	4.875%, 11/15/44	65,072
500,000	Reliance Industries (India) Senior Unsecured Notes 5.875%, 02/28/49	487,175
115,000	Sanchez Energy 6.125%, 01/15/23	46,575
85,000	Sandridge Energy Senior Secured Notes 8.750%, 06/01/20 (a)	16,150
265,000	Schlumberger Holdings Senior Unsecured Notes 2.350%, 12/21/18 (a)	261,595
215,000	Southern Star Central Senior Unsecured Notes 5.125%, 07/15/22 (a)	186,513
310,000	Tesoro Logistics Senior Unsecured Notes 6.250%, 10/15/22 (a)	282,100
120,000	Transcontinental Gas Pipe Line Senior Unsecured Notes 7.850%, 02/01/26	125,093
2,200,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes 5.700%, 03/20/22	2,145,000
330,000	Triangle USA Petroleum Senior Unsecured Notes 6.750%, 07/15/22 (a)	57,750
355,000	Ultra Petroleum (Canada) Senior Unsecured Notes 5.750%, 12/15/18 (a)	51,901
130,000	Williams Partners 7.250%, 02/01/17	129,910
		15,719,554

	Financials – 8.44%
	Agromercantil Senior Trust (Cayman Islands)
400,000	6.250%, 04/10/19 (a)	401,400
900,000	6.250%, 04/10/19	903,150
545,000	Air Lease Senior Unsecured Notes 3.750%, 02/01/22	538,960
1,080,000	Alibaba Group Holding 3.600%, 11/28/24	1,044,731
500,000	Ally Financial Senior Unsecured Notes 4.125%, 03/30/20	493,750
145,000	American Express Credit Senior Unsecured Notes 2.125%, 03/18/19	145,540
980,000	American Express Credit, GMTN Senior Unsecured Notes 2.250%, 08/15/19	985,747
365,000	Anheuser-Busch InBev Finance 4.900%, 02/01/46	379,002
70,000	Argos Merger Sub Senior Unsecured Notes 7.125%, 03/15/23 (a)	70,700
665,000	Australia & New Zealand Banking Group, EMTN (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	744,315
700,000	Banco Continental SAECA (Paraguay) Senior Unsecured Notes 8.875%, 10/15/17	708,137
600,000	Banco Davivienda SA (Peru) Subordinated Notes 5.875%, 07/09/22	588,300
600,000	Banco de Costa Rica (Costa Rica) 5.250%, 08/12/18	597,900
1,000,000	Banco de Credito del Peru (Peru) Subordinated Notes 6.125%, 04/24/27	1,030,500
500,000	Banco do Brasil SA (Brazil) 9.000%, 06/29/49 (a) (b)	302,500
700,000	Banco GNB Sudameris SA (Colombia) Subordinated Notes 7.500%, 07/30/22	703,500
1,700,000	Banco Internacional del Peru SAA (Peru) Subordinated Notes 6.625%, 03/19/29 (b)	1,674,500
200,000	Banco Latinoamericano de Comercio Exterior SA (Panama) Senior Unsecured Notes 3.250%, 05/07/20 (a)	199,750
1,000,000	Banco Nacional de Comercio Exterior SNC (Mexico) Senior Unsecured Notes 4.375%, 10/14/25 (a)	996,250
600,000	Banco Nacional de Costa Rica (Costa Rica) Senior Unsecured Notes 4.875%, 11/01/18	592,500

See accompanying Notes to Schedule of Investments.

26

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
	Banco Regional SAECA (Paraguay)
	Senior Unsecured Notes
$150,000	8.125%, 01/24/19 (a)	$152,250
950,000	8.125%, 01/24/19	964,250
1,000,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) Subordinated Notes 5.950%, 01/30/24 (b)	1,010,500
1,500,000	Bancolombia SA (Colombia) Subordinated Notes 6.125%, 07/26/20	1,545,000
960,000	Bank of America Senior Unsecured Notes 2.000%, 01/11/18	957,384
635,000	Bank of Montreal, MTN (Canada) Senior Unsecured Notes 2.375%, 01/25/19	643,706
150,000	Bantrab Senior Trust (Cayman Islands) Senior Secured Notes 9.000%, 11/14/20	143,475
545,000	BB&T, MTN Senior Unsecured Notes 2.450%, 01/15/20	552,548
600,000	BBVA Banco Continental SA (Peru) Subordinated Notes 5.250%, 09/22/29 (b)	578,250
1,100,000	BBVA Bancomer SA (Mexico) Subordinated Notes 5.350%, 11/12/29 (b)	1,056,000
	BBVA Bancomer SA (Mexico) Subordinated Notes
350,000	6.008%, 05/17/22 (b)	347,340
300,000	5.350%, 11/12/29 (a) (b)	288,000
250,000	BBVA Colombia SA (Colombia) Subordinated Notes 4.875%, 04/21/25 (a)	232,500
635,000	Boston Properties, REIT Senior Unsecured Notes 4.125%, 05/15/21	675,581
200,000	Cementos Progreso Trust (Cayman Islands) 7.125%, 11/06/23	199,000
375,000	Centene Escrow (f) Senior Unsecured Notes 5.625%, 02/15/21	382,969
	CIMPOR Financial Operations BV (Netherlands)
200,000	5.750%, 07/17/24	125,000
200,000	5.750%, 07/17/24 (a)	125,000
975,000	Citigroup Senior Unsecured Notes 2.650%, 10/26/20	974,466
300,000	Comcel Trust (Cayman Islands) 6.875%, 02/06/24 (a)	241,500
300,000	Corp Financiera de Desarrollo SA (Peru) Subordinated Notes 5.250%, 07/15/29	293,250
	CorpGroup Banking SA (Chile) Senior Unsecured Notes
500,000	6.750%, 03/15/23	448,125
250,000	6.750%, 03/15/23 (a)	224,062
	Credito Real SAB de CV (Mexico) Senior Unsecured Notes
200,000	7.500%, 03/13/19	196,500
200,000	7.500%, 03/13/19 (a)	196,750
75,000	Equinix Senior Unsecured Notes 5.875%, 01/15/26	77,812
920,000	GE Capital International Funding (Ireland) 0.964%, 04/15/16 (a)	920,454
105,000	General Motors Financial 2.400%, 04/10/18	103,936
680,000	General Motors Financial
	3.200%, 07/13/20	667,617
	Global Bank (Panama)
800,000	4.750%, 10/05/17	816,160
600,000	5.125%, 10/30/19	597,300
	Senior Unsecured Notes
700,000	5.125%, 10/30/19 (a)	696,850
660,000	Goldman Sachs Group Senior Unsecured Notes 2.600%, 04/23/20	656,403
1,400,000	Grupo Aval (Cayman Islands) 4.750%, 09/26/22	1,273,580
1,000,000	GrupoSura Finance SA (Cayman Islands) 5.700%, 05/18/21	1,025,000
1,550,000	Guanay Finance (Cayman Islands) Senior Secured Notes 6.000%, 12/15/20	1,480,250
175,000	Icahn Enterprises 4.875%, 03/15/19	161,438
1,500,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	1,395,000
600,000	Intercorp Peru (Peru) Senior Unsecured Notes 5.875%, 02/12/25	573,000
680,000	JPMorgan Chase Senior Unsecured Notes 2.550%, 10/29/20	678,423
	Subordinated Notes
660,000	4.250%, 10/01/27	660,253
739,000	Liberty Mutual Group 6.500%, 05/01/42 (a)	849,973
700,000	Magnesita Finance (British Virgin Islands) 8.625%, 04/29/49	375,900
200,000	McGraw Hill Financial 4.400%, 02/15/26	207,539
	Morgan Stanley Senior Unsecured Notes
680,000	2.650%, 01/27/20	681,582
610,000	3.875%, 01/27/26	617,543

See accompanying Notes to Schedule of Investments.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value			Market Value

		Financials (continued)
	$540,000	MUFG Americas Holdings Senior Unsecured Notes 1.625%, 02/09/18	$536,676
		National Rural Utilities Cooperative Finance
	105,000	10.375%, 11/01/18	127,835
	540,000	2.000%, 01/27/20	541,699
	170,000	OPE KAG Finance Senior Unsecured Notes 7.875%, 07/31/23 (a)	166,600
	1,500,000	Oversea-Chinese Banking, EMTN (Singapore) Subordinated Notes 4.000%, 10/15/24 (b)	1,553,486
	570,000	PNC Funding 3.300%, 03/08/22	590,167
	210,000	Royal Bank of Canada Senior Unsecured Notes 2.500%, 01/19/21	211,459
	690,000	Simon Property Group, REIT Senior Unsecured Notes 3.300%, 01/15/26	690,697
	395,000	State Street Senior Unsecured Notes 3.550%, 08/18/25	415,375
	525,000	Synchrony Financial Senior Unsecured Notes 3.000%, 08/15/19	528,703
	1,000,000	Tanner Servicios Financieros SA (Chile) Senior Unsecured Notes 4.375%, 03/13/18	955,000
	560,000	TIAA Asset Management Finance Senior Unsecured Notes 2.950%, 11/01/19 (a)	558,386
	670,000	Toronto-Dominion Bank (Canada) Senior Unsecured Notes 1.750%, 07/23/18	671,706
		Unifin Financiera SA de CV (Mexico)
	700,000	6.250%, 07/22/19	665,000
	200,000	6.250%, 07/22/19 (a)	190,000
	1,300,000	United Overseas Bank, EMTN (Singapore) Subordinated Notes 3.750%, 09/19/24 (b)	1,337,892
	1,255,000	Wells Fargo, MTN Senior Unsecured Notes 3.550%, 09/29/25	1,279,534
	665,000	Westpac Banking Senior Unsecured Notes 2.600%, 11/23/20	670,838
			51,861,604

		Healthcare – 0.90%
	553,000	AbbVie Senior Unsecured Notes 4.700%, 05/14/45	545,533
	595,000	Actavis Funding SCS (Luxembourg) 2.350%, 03/12/18	597,940
	305,000	Alere 6.500%, 06/15/20	298,900
	305,000	Amgen Senior Unsecured Notes 2.700%, 05/01/22	301,810
	695,000	AstraZeneca Senior Unsecured Notes 2.375%, 11/16/20	697,631
	515,000	Cardinal Health Senior Unsecured Notes 1.950%, 06/15/18	513,725
	295,000	Covidien International Finance SA (Luxembourg) 2.950%, 06/15/23	296,220
	505,000	Eli Lilly Senior Unsecured Notes 3.700%, 03/01/45	490,545
	140,000	LifePoint Health 5.875%, 12/01/23	145,600
	130,000	LifePoint Hospitals 5.500%, 12/01/21	132,275
	170,000	Quintiles Transnational 4.875%, 05/15/23 (a)	172,975
	320,000	Select Medical 6.375%, 06/01/21	273,600
	100,000	Team Health 7.250%, 12/15/23 (a)	104,750
	555,000	WellPoint Senior Unsecured Notes 2.300%, 07/15/18	558,812
	421,000	Zimmer Holdings Senior Unsecured Notes 1.450%, 04/01/17	420,085
			5,550,401

		Industrials – 2.38%
	850,000	Aeropuerto Internacional de Tocumen SA (Panama) Senior Secured Notes 5.750%, 10/09/23	878,386
		Aeropuertos Dominicanos Siglo XXI SA (Domican Republic) Senior Secured Notes
	200,000	9.750%, 11/13/19 (d)	210,750
	200,000	9.750%, 11/13/19 (a) (d)	210,750
	265,000	Air Medical Merger Sub Senior Unsecured Notes 6.375%, 05/15/23 (a)	234,525
		Avianca Holdings SA (Panama)
	400,000	8.375%, 05/10/20 (a)	320,000
	800,000	8.375%, 05/10/20	640,000
	245,000	Avis Budget Car Rental 5.500%, 04/01/23	233,669
	190,000	Berry Plastics Secured Notes 5.500%, 05/15/22	189,762

See accompanying Notes to Schedule of Investments.

28

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value			Market Value

		Industrials (continued)
	$295,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	$412,789
	580,000	Burlington Northern Santa Fe Senior Unsecured Notes 4.550%, 09/01/44	572,617
	390,000	Delphi 4.150%, 03/15/24	394,868
	219,000	Delphi Automotive 4.250%, 01/15/26	219,672
	414,000	Enterprise Products Operating 3.700%, 02/15/26	373,244
		ESAL GmbH (Austria)
	200,000	6.250%, 02/05/23	157,500
	600,000	6.250%, 02/05/23 (a)	477,000
	515,000	FedEx 4.750%, 11/15/45	510,414
	355,000	Gates Global 6.000%, 07/15/22 (a)	263,587
	400,000	Gol LuxCo SA (Luxembourg) 8.875%, 01/24/22 (a)	112,000
	200,000	Grupo Cementos de Chihuahua SAB de CV (Mexico) Senior Secured Notes 8.125%, 02/08/20	205,000
	750,000	Grupo Elektra SAB de CV (Mexico) 7.250%, 08/06/18	684,750
	200,000	Grupo Posadas SAB de CV (Mexico) 7.875%, 06/30/22 (a)	190,000
	240,000	HD Supply 7.500%, 07/15/20	250,800
	800,000	Latam Airlines Group (Chile) Senior Unsecured Notes 7.250%, 06/09/20 (a)	708,000
	300,000	Lima Metro Line 2 Finance (Cayman Islands) Senior Secured Notes 5.875%, 07/05/34	283,875
	650,000	Lockheed Martin Senior Unsecured Notes 4.700%, 05/15/46	690,850
	40,000	Microsemi 9.125%, 04/15/23	42,300
	250,000	Milacron 7.750%, 02/15/21 (a)	222,500
		OAS Financial (British Virgin Islands)
	400,000	8.875%, 04/29/49 (a)**	15,600
	600,000	8.875%, 04/29/49**	23,400
	400,000	Odebrecht Finance (Cayman Island) 7.125%, 06/26/42	184,000
		Pesquera Exalmar S.A.A(Peru) Senior Unsecured Notes
	400,000	7.375%, 01/31/20	242,000
	200,000	7.375%, 01/31/20 (a)	121,000
	250,000	Plastipak Holdings Senior Unsecured Notes 6.500%, 10/01/21 (a)	240,625
	515,000	Reynolds American 4.000%, 06/12/22	545,704
	285,000	Reynolds Group Issuer 8.250%, 02/15/21	267,188
	200,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	185,012
	240,000	Terex 6.000%, 05/15/21	217,200
	770,000	Thermo Fisher Scientific Senior Unsecured Notes 3.300%, 02/15/22	779,438
	330,000	TransDigm 6.000%, 07/15/22	325,050
		Union Andina de Cementos SAA (Peru) Senior Unsecured Notes
	350,000	5.875%, 10/30/21 (a)	337,575
	900,000	5.875%, 10/30/21	868,050
	165,000	United Rentals North America 7.625%, 04/15/22	170,363
	410,000	Waste Management 4.100%, 03/01/45	396,050
			14,607,863

		Information Technology – 1.26%
	245,000	Activision Blizzard 5.625%, 09/15/21 (a)	257,862
	382,000	Apple Senior Unsecured Notes 0.900%, 05/12/17	382,341
	225,000	Audatex North America 6.000%, 06/15/21 (a)	227,531
	45,000	CDW 6.000%, 08/15/22	47,475
	505,000	Cisco Systems Senior Unsecured Notes 1.650%, 06/15/18	510,329
	90,000	CSC Holdings LLC Senior Unsecured Notes 5.250%, 06/01/24	79,650
	320,000	Ensemble S Merger Senior Notes 9.000%, 09/30/23 (a)	298,760
	420,000	Fidelity National Information Services Senior Unsecured Notes 3.625%, 10/15/20	427,617
		First Data
	120,000	7.000%, 12/01/23 (a)	121,500
	120,000	5.750%, 01/15/24 (a)	119,700
	445,000	Hewlett Packard Enterprise 3.600%, 10/15/20 (a)	446,649
	295,000	Infor US Senior Unsecured Notes 6.500%, 05/15/22 (a)	258,125
		International Business Machines Senior Unsecured Notes
	430,000	1.125%, 02/06/18	428,175
	330,000	1.250%, 02/08/18	328,847

See accompanying Notes to Schedule of Investments.

29

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value			Market Value

		Information Technology (continued)
	$550,000	Microsoft Senior Unsecured Notes 4.450%, 11/03/45	$565,833
		Oracle Senior Unsecured Notes
	460,000	2.375%, 01/15/19	471,804
	650,000	2.250%, 10/08/19	662,745
	645,000	4.125%, 05/15/45	589,624
	160,000	Sabre Global 5.250%, 11/15/23 (a)	159,200
	245,000	Sinclair Television Group 5.625%, 08/01/24 (a)	240,713
	135,000	T-Mobile USA 6.500%, 01/15/26	135,000
	200,000	Tencent Holdings (Cayman Islands) Senior Unsecured Notes 3.800%, 02/11/25 (a)	199,731
	365,000	Tribune Media 5.875%, 07/15/22 (a)	365,000
	450,000	Xerox Senior Unsecured Notes 2.950%, 03/15/17	451,248
			7,775,459

		Materials – 1.38%
	240,000	Ashland 4.750%, 08/15/22	229,200
	500,000	Braskem America Finance 7.125%, 07/22/41	390,000
	170,000	Celulosa Arauco y Constitucion SA (Chile) Senior Unsecured Notes 5.000%, 01/21/21	178,091
	1,100,000	Cia Minera Ares SAC (Peru) 7.750%, 01/23/21	976,250
	100,000	Colbun SA (Chile) Senior Unsecured Notes 6.000%, 01/21/20	107,196
	555,000	Dow Chemical Senior Unsecured Notes 3.000%, 11/15/22	534,952
		Freeport-McMoRan
	300,000	3.875%, 03/15/23	123,750
	850,000	5.450%, 03/15/43	342,125
	1,040,000	Georgia-Pacific Senior Unsecured Notes 3.600%, 03/01/25 (a)	1,034,611
	600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20	570,000
	1,000,000	Mexichem SAB De CV (Mexico) 5.875%, 09/17/44	817,500
	95,000	Platform Specialty Products Senior Unsecured Notes 6.500%, 02/01/22 (a)	75,050
	385,000	Signode Industrial Group Lux SA Senior Unsecured Notes 6.375%, 05/01/22 (a)	321,475
	200,000	SINOPEC Group Overseas Developement (British Virgin Islands) 2.500%, 04/28/20 (a)	198,917
		Southern Copper Senior Unsecured Notes
	1,000,000	6.750%, 04/16/40	847,928
	280,000	5.250%, 11/08/42	203,913
		Vedanta Resources (United Kingdom) Senior Unsecured Notes
	400,000	7.125%, 05/31/23	225,000
	800,000	7.125%, 05/31/23 (a)	450,000
	1,300,000	Volcan Cia Minera SAA (Peru) 5.375%, 02/02/22	689,000
	197,000	WCI Communities 6.875%, 08/15/21	201,925
			8,516,883

		Telecommunications – 1.98%
	265,000	21st Century Fox America 4.750%, 09/15/44	251,836
	295,000	Amazon.com Senior Unsecured Notes 3.800%, 12/05/24	309,980
	705,000	AT&T Senior Unsecured Notes 3.400%, 05/15/25	676,359
	801,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	864,780
		CCO Holdings
	350,000	5.250%, 09/30/22	355,250
	55,000	5.125%, 05/01/23 (a)	54,993
	355,000	Cequel Communications Holdings I Senior Unsecured Notes 6.375%, 09/15/20 (a)	344,350
		Comcast
	120,000	4.200%, 08/15/34	118,479
	415,000	4.400%, 08/15/35	420,435
	400,000	Comcel Trust Via Comunicaciones Celulares SA (Cayman Islands) 6.875%, 02/06/24	322,000
	245,000	CommScope 5.000%, 06/15/21 (a)	236,731
		Digicel Group (Bermuda) Senior Unsecured Notes
	300,000	7.125%, 04/01/22 (a)	225,150
	1,200,000	7.125%, 04/01/22	900,600
		ENTEL Chile SA (Chile) Senior Unsecured Notes
	700,000	4.750%, 08/01/26	659,555
	300,000	4.750%, 08/01/26 (a)	282,667
	195,000	Frontier Communications Senior Unsecured Notes 10.500%, 09/15/22 (a)	191,344
	295,000	Gannett 4.875%, 09/15/21 (a)	297,213
	200,000	Globo Comunicacao e Participacoes SA (Brazil) Senior Unsecured Notes 5.307%, 05/11/22 (d)	199,000

See accompanying Notes to Schedule of Investments.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Telecommunications (continued)
$360,000	Intelsat Jackson Holdings SA (Luxembourg) 5.500%, 08/01/23	$288,900
250,000	Level 3 Communications Senior Unsecured Notes 5.750%, 12/01/22	258,125
	Orange SA (France) Senior Unsecured Notes
255,000	2.750%, 09/14/16	257,474
224,000	2.750%, 02/06/19	228,829
235,000	SBA Communications Senior Unsecured Notes 5.625%, 10/01/19	245,281
200,000	Sixsigma Networks Mexico SA de CV (Mexico) 8.250%, 11/07/21 (a)	183,000
1,000,000	Telefonica Celular del Paraguay SA (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22	905,000
300,000	Telefonica Chile SA (Chile) Senior Unsecured Notes 3.875%, 10/12/22	296,462
305,000	Time Warner 3.600%, 07/15/25	296,806
200,000	TV Azteca SAB de CV (Mexico) 7.500%, 05/25/18	138,000
500,000	TV Azteca SAB de CV, EMTN (Mexico) 7.625%, 09/18/20	319,950
1,115,000	Verizon Communications Senior Unsecured Notes 4.400%, 11/01/34	1,019,970
1,100,000	VTR Finance BV (Netherlands) Senior Secured Notes 6.875%, 01/15/24	1,028,500
		12,177,019

	Utilities – 2.09%
	Abengoa Transmision Sur SA (Peru) Senior Secured Notes
1,200,000	6.875%, 04/30/43 (a)	1,209,000
500,000	6.875%, 04/30/43	503,750
300,000	AES El Salvador Trust II (Panama) 6.750%, 03/28/23	258,750
800,000	Comision Federal de Electricidad (Mexico) Senior Unsecured Notes 6.125%, 06/16/45	758,000
540,000	Duke Energy Progress 4.150%, 12/01/44	543,582
400,000	Empresa de Energia de Bogota SA ESP (Colombia) Senior Unsecured Notes 6.125%, 11/10/21	396,800
2,000,000	Empresa Electrica Angamos SA (Chile) Senior Secured Notes 4.875%, 05/25/29	1,737,788
700,000	Empresa Electrica Guacolda SA (Chile) Senior Unsecured Notes 4.560%, 04/30/25 (a)	625,441
600,000	Empresas Publicas de Medellin ESP (Colombia) Senior Unsecured Notes 7.625%, 07/29/19	661,500
	Fermaca Enterprises S de RL de CV (Mexico) Senior Secured Notes
293,761	6.375%, 03/30/38 (a)	267,322
1,028,163	6.375%, 03/30/38	935,629
2,000,000	GNL Quintero SA (Chile) Senior Unsecured Notes 4.634%, 07/31/29	1,909,564
500,000	Israel Electric (Israel) Senior Secured Notes 5.000%, 11/12/24	508,125
968,240	Mexico Generadora de Energia S de rl (Mexico) Senior Secured Notes 5.500%, 12/06/32	801,219
618,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	764,881
970,000	Southern Senior Unsecured Notes 2.450%, 09/01/18	979,144
		12,860,495

	Total Corporate Notes and Bonds (Cost $164,986,845)	151,232,164

COLLATERALIZED MORTGAGE AND ASSET-BACKED SECURITIES – 14.14%
2,627,752	Alternative Loan Trust Series 2007-J2, Class 2A1 6.000%, 07/01/37	2,746,417
365,763	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/01/58 (a) (b)	367,752
600,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.482%, 01/01/49 (b)	614,490
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 6.000%, 02/01/51 (b)	365,639
538,988	Banc of America Funding Series 2006-B, Class 7A1 5.660%, 03/01/36 (b)	484,048
706,294	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/01/35 (a)	593,093
137,782	Banc of America Funding Series 2012-R4, Class A 0.504%, 03/03/39 (a) (b)	136,955

See accompanying Notes to Schedule of Investments.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$630,000	BBCMS Trust Series 2015-STP, Class D 4.427%, 09/06/28 (a)	$616,653
243,570	Bear Stearns Asset Backed Securities Trust Series 2004-AC2, Class 2A 5.000%, 05/01/34	245,218
450,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.566%, 01/01/45 (b)	450,833
403,500	CDGJ Commercial Mortage Trust Series 2014-BXCH, Class B 2.276%, 12/15/27 (a) (b)	397,594
90,279	Citicorp Mortgage Securities Trust Series 2007-2, Class 3A1 5.500%, 02/01/37	90,288
450,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.898%, 12/01/49 (b)	460,030
950,860	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.333%, 09/01/45 (a) (b)	76,965
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class C 2.738%, 01/01/30 (a)	351,193
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class D 3.008%, 01/01/30 (a) (b)	348,892
4,923,326	Citigroup Commercial Mortgage Trust Series 2014-GC25, Class XA 1.242%, 10/01/47 (b)	345,449
440,700	Citigroup Commercial Mortgage Trust Series 2015-GC27, Class D 4.577%, 02/01/48 (a) (b)	328,199
780,000	Citigroup Commercial Mortgage Trust Series 2015-GC31, Class C 4.200%, 06/01/48	727,203
235,000	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class C 4.652%, 11/01/48	222,675
7,533,586	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA 1.063%, 11/01/48 (b)	451,847
2,117,270	Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A2 2.739%, 03/01/36 (b)	1,998,489
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/01/49 (b)	346,628
300,000	COBALT Commercial Mortgage Trust Series 2007-C2, Class AFJX 5.568%, 04/01/47 (b)	303,395
56,798	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 1.738%, 07/01/46 (a) (b)	1,586
1,882,279	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.269%, 10/01/45 (b)	172,919
20,635,659	Commercial Mortgage Pass Through Certificates Series 2013-CR10, Class XA 1.131%, 08/01/46 (b)	899,277
3,690,553	Commercial Mortgage Pass Through Certificates Series 2014-CCRE19, Class XA 1.450%, 08/01/47 (b)	252,975
300,000	Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class C 4.657%, 11/01/47 (b)	293,666
350,000	Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class E 2.774%, 06/11/27 (a) (b)	340,312
586,888	Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class F 3.924%, 06/11/27 (a) (b)	582,265
350,000	Commercial Mortgage Pass Through Certificates Series 2015-CCRE23, Class D 4.399%, 05/01/48 (b)	267,898
470,000	Commercial Mortgage Pass Through Certificates Series 2015-CR25, Class C 4.699%, 08/01/48	453,300
600,000	Commercial Mortgage Pass Through Certificates Series 2015-CR26, Class B 4.645%, 10/01/48	619,923
8,387,368	Commercial Mortgage Pass Through Certificates Series 2015-CR26, Class XA 1.218%, 10/01/48 (b)	600,917
585,000	Commercial Mortgage Pass Through Certificates Series 2015-LC23, Class C 4.801%, 10/01/53 (b)	562,422
9,171,000	Commercial Mortgage Pass Through Certificates Series 2016-C3, Class XA 1.103%, 01/01/48 (b)	735,699
807,000	Commercial Mortgage Pass Through Certificates Series 2016-CCRE28, Class C 4.647%, 02/01/49 (b) (c) (f)	731,789
350,000	Commercial Mortgage Trust Series 2006-GG7, Class AJ 5.622%, 07/01/38 (b)	326,445
650,000	Commercial Mortgage Trust Series 2007-GG11, Class AJ 6.237%, 12/01/49 (b)	645,487
500,000	Core Industrial Trust Series 2015-CALW, Class D 3.979%, 02/01/34 (a) (b)	494,773
1,341,051	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/01/36	1,227,003
521,559	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/01/36	256,120

See accompanying Notes to Schedule of Investments.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$81,480	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/01/37	$72,882
320,228	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.922%, 09/25/37 (b)	202,883
305,764	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.078%, 09/25/37 (b) (e)	91,536
626,248	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 2.762%, 12/01/35 (b)	555,712
1,632,670	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-14, Class A15 6.500%, 09/01/37	1,610,588
575,169	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/01/37	542,471
126,123	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/01/37	120,717
275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class AM 5.509%, 09/01/39	279,426
625,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4, Class A1AM 6.146%, 09/01/39	651,533
35,343	Credit Suisse First Boston Mortgage Securities Series 1998-C2, Class F 6.750%, 11/11/30 (a) (b)	35,694
1,851,262	Credit Suisse First Boston Mortgage Securities Series 2005-9, Class 5A9 5.500%, 10/01/35	1,626,851
916,309	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/01/37	803,866
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/01/49 (a) (b)	258,605
4,040,871	CSMC Trust Series 2013-IVR4, Class A11 3.498%, 07/01/43 (a) (b)	4,106,973
4,040,871	CSMC Trust Series 2013-IVR4, Class A2 3.000%, 07/01/43 (a) (b)	4,041,974
3,294,708	First Horizon Alternative Mortgage Securities Trust Series 2005-FA4, Class 1A6 5.500%, 06/01/35	3,035,862
1,782,208	First Horizon Mortgage Pass-Through Trust Series 2006-2, Class 1A3 6.000%, 08/01/36	1,700,969
601,400	GE Commercial Mortgage Trust Series 2007-C1, Class AM 5.606%, 12/01/49	613,314
111,579	GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.825%, 04/01/38 (b)	111,517
396,600	GS Mortgage Securities Trust Series 2006-GG8, Class AJ 5.622%, 11/01/39	393,944
391,000	GS Mortgage Securities Trust Series 2014-GC26, Class C 4.662%, 11/01/47 (b)	381,433
6,490,670	GS Mortgage Securities Trust Series 2015-GC34, Class XA 1.536%, 10/01/48	620,152
10,789,709	GS Mortgage Securities Trust Series 2015-GS1, Class XA 0.993%, 11/01/48 (b)	692,035
535,261	GS Mortgage Securities Trust Series 2207-GG10, Class A4 5.988%, 08/01/45 (b)	551,867
565,379	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 3.044%, 01/01/36 (b)	512,145
45,414	HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/01/37	43,702
1,584,988	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.688%, 05/01/45 (b)	3,321
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 05/01/47	353,323
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19 Class AM 5.889%, 02/01/49 (b)	360,397
537,200	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AJ 6.284%, 02/01/51 (b)	538,291
250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.206%, 02/01/51 (b)	262,883
688,986	JP Morgan Chase Commercial Mortgage Securities Trust Series 2008-C2, Class A4 6.068%, 02/01/51	722,272
976,016	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.622%, 07/01/46 (a) (b)	32,786
2,260,848	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.197%, 10/01/45 (b)	192,151
736,266	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 1.919%, 06/01/45 (b)	48,942

See accompanying Notes to Schedule of Investments.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$5,869,647	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C18, Class XA 1.291%, 02/01/47 (b)	$330,547
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class C 4.816%, 08/01/47 (b)	291,023
3,709,825	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class XA 1.265%, 08/01/47 (b)	250,584
330,824	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C23, Class C 4.608%, 09/01/47 (b)	321,461
450,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25, Class C 4.598%, 11/01/47 (b)	434,669
6,510,131	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25, Class XA 1.156%, 11/01/47 (b)	399,096
5,289,708	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C26, Class XA 1.324%, 01/01/48 (b)	346,491
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class A 3.429%, 06/06/27 (a)	310,819
4,435,004	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C27, Class XA 1.527%, 02/01/48 (b)	356,476
7,968,603	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C28, Class XA 1.346%, 10/01/48 (b)	551,706
650,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.819%, 11/01/48	589,689
670,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C33, Class C 4.773%, 12/01/48 (b)	647,837
8,403,037	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA 1.319%, 01/01/49 (b)	588,641
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 6.096%, 07/11/44 (a) (b)	260,517
586,445	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/11/40	585,567
350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/01/43 (b)	344,385
275,259	ML-CFC Commercial Mortgage Trust Series 2006-1, Class AJ 5.785%, 02/01/39 (b)	275,308
250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/01/48	254,299
933,708	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.954%, 08/01/45 (a) (b)	63,393
5,931,327	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class XA 1.441%, 02/01/47 (b)	344,882
300,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class C 4.489%, 10/01/47	300,728
413,500	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class C 4.000%, 12/01/47	389,715
785,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class C 4.680%, 10/01/48	731,335
800,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.060%, 10/01/48 (a)	539,829
80,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class C 4.690%, 12/01/47 (b)	73,222
300,000	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.683%, 03/01/44 (b)	299,654
375,100	Morgan Stanley Capital I Trust Series 2007-1Q16, Class AMA 6.254%, 12/01/49 (b)	393,558
300,000	Morgan Stanley Capital I Trust Series 2007-HQ11, Class AJ 5.508%, 02/01/44 (b)	300,991
250,000	Morgan Stanley Capital I Trust Series 2007-IQ13, Class AM 5.406%, 03/01/44	256,399
683,031	Morgan Stanley Capital I Trust Series 2011-C1, Class XA 0.809%, 09/01/47 (a) (b)	11,993
250,000	Morgan Stanley Capital I Trust Series 2014-CPT, Class E 3.560%, 07/01/29 (a) (b)	243,692
350,000	Morgan Stanley Capital I Trust Series 2014-MP, Class D 3.816%, 08/01/29 (a) (b)	349,347

See accompanying Notes to Schedule of Investments.

34

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$588,000	Morgan Stanley Capital I Trust Series 2015-XLF1, Class AFSC 3.426%, 08/15/26 (a) (b)	$587,479
885,821	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.496%, 07/01/35 (b)	811,077
7,139,239	Morgan Stanley Mortgage Loan Trust Series 2005-9AR, Class 2A 2.789%, 12/01/35	6,120,466
279,837	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/01/35 (b)	185,858
4,651,540	RALI Trust Series 2006-QS7, Class A2 6.000%, 06/01/36	3,871,601
229,881	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/01/36	134,744
511,760	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/01/37	359,423
2,121,901	Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/01/43 (b)	2,007,558
326,401	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.614%, 02/01/36 (b)	288,722
1,881,506	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.251%, 08/01/49 (a) (b)	172,623
500,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32, Class AMFX 5.703%, 06/01/49 (a)	520,069
664,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class AJ 5.658%, 03/01/45 (b)	663,374
540,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class AJ 5.632%, 10/01/48 (b)	545,264
1,063,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AJ 5.413%, 12/01/43 (b)	1,049,113
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AM 5.383%, 12/01/43	258,326
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.551%, 12/15/43 (a) (b)	330,622
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ 6.149%, 02/01/51 (b)	302,692
580,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AM 6.149%, 02/01/51 (b)	605,046
2,222,957	Washington Mutual Mortgage Pass- Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/01/35	2,222,683
471,800	Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class D 3.586%, 02/01/48 (a)	331,488
725,000	Wells Fargo Commercial Mortgage Trust Series 2014-LC16, Class D 3.938%, 08/01/50	532,327
400,000	Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class C 4.276%, 05/01/48 (b)	365,277
585,000	Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class C 4.766%, 11/01/48	553,029
8,489,672	Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA (b) 1.279%, 11/01/48	685,145
480,000	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class C (b) 4.690%, 09/01/58	454,678
4,474,602	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class XA 1.343%, 05/01/48 (b)	332,702
610,000	Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class C 4.638%, 09/01/57	573,018
512,000	Wells Fargo Commerical Mortgage Trust Series 2014-LC18, Class B 3.959%, 12/01/47	502,307
356,797	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/01/37	367,453
379,024	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/01/37	376,233

See accompanying Notes to Schedule of Investments.

35

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$948,041	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.323%, 08/01/45 (a) (b)	$79,131
1,401,516	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.324%, 11/01/45 (a) (b)	130,201
6,307,833	WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA 1.332%, 08/01/47	434,260

	Total Collateralized Mortgage and Asset-Backed Securities (Cost $87,613,520)	86,899,580

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 36.92%
	Fannie Mae – 9.43%
377,020	4.000%, 06/01/42 Pool # AB5459	395,374
4,317,875	3.000%, 10/01/34 Pool # AS3456	4,499,925
4,507,136	3.000%, 01/01/35 Pool # AS4281	4,694,480
3,850,166	3.000%, 03/01/45 Pool # AS4645	3,932,540
647,633	3.500%, 12/01/31 Pool # MA0919	686,873
572,139	3.500%, 01/01/32 Pool # MA0949	606,845
168,650	4.500%, 03/01/42 Pool # MA1050	177,454
1,541,880	3.000%, 06/01/33 Pool # MA1459	1,609,793
5,249,778	3.000%, 04/01/45 Pool # MA2248	5,313,703
251,161	4.000%, 09/01/31 Pool # MA3894	271,265
221,458	6.198%, 10/25/36 (b) (e) Series 2007-57, Class SX, REMIC	35,242
440,377	5.378%, 09/25/36 (b) (e) Series 2009-86, Class CI, REMIC	60,229
323,318	4.000%, 01/01/41 Series 2010-156, Class ZC, REMIC	362,887
348,123	4.500%, 12/01/41 Series 2011-121, Class JP, REMIC	373,055
486,776	4.000%, 03/01/41 Series 2011-18, Class UZ, REMIC	510,213
1,123,554	3.500%, 10/01/42 Series 2012-105, Class Z, REMIC	1,153,305
2,506,721	2.750%, 11/01/42 Series 2012-127, Class PA	2,535,658
4,128,153	3.500%, 03/01/42 Series 2012-20, Class ZT, REMIC	4,278,009
1,748,124	4.000%, 04/01/42 Series 2012-31, Class Z, REMIC	1,869,349
5,213,931	3.000%, 02/01/43 Series 2013-8, Class Z, REMIC	4,945,821
5,190,817	3.000%, 11/01/44 Series 2014-73, Class CZ, REMIC	4,886,053
8,272,856	3.000%, 01/01/45 Series 2015-9, Class HA	8,624,712
5,975,484	3.000%, 08/01/42 Series 2015-95, Class AP, REMIC	6,165,555
		57,988,340

	Freddie Mac – 6.96%
3,169,404	3.000%, 03/01/44 Series 4316, Class BZ, REMIC	3,052,511
1,467,548	3.000%, 01/01/33 Gold Pool # C91594	1,530,790
37,256	5.000%, 07/01/35 Gold Pool # G01840	41,329
10,984	5.500%, 12/01/38 Gold Pool # G06172	12,273
6,532,699	3.500%, 02/01/45 Gold Pool # Q31596	6,835,329
242,997	4.000%, 10/01/41 Gold Pool # T60392	254,661
933,996	3.500%, 10/01/42 Gold Pool # T65110	965,042
3,917,138	3.000%, 07/01/45 Pool # G08653	3,993,834
4,910,447	3.000%, 08/01/45 Pool # G08658	5,006,592
490,725	5.000%, 12/01/34 Series 2909, Class Z, REMIC	542,131
140,966	5.770%, 04/15/37 (b) (e) Series 3301, Class MS, REMIC	21,282
63,816	5.670%, 11/15/37 (b) (e) Series 3382, Class SB, REMIC	9,055
93,662	6.060%, 11/15/37 (b) (e) Series 3384, Class S, REMIC	12,597
211,543	5.190%, 01/15/39 (b) (e) Series 3500, Class SA, REMIC	22,576
249,964	5.500%, 08/01/36 Series 3626, Class AZ, REMIC	276,667
1,500,000	4.000%, 12/01/38 Series 3738, Class BP, REMIC	1,597,479
122,100	4.000%, 01/01/41 Series 3795, Class VZ, REMIC	133,294
67,712	4.000%, 06/01/41 Series 3872, Class BA, REMIC	71,107
239,372	4.000%, 07/01/41 Series 3888, Class ZG, REMIC	258,645
428,341	4.500%, 07/01/41 Series 3894, Class ZA, REMIC	465,832
578,379	3.500%, 11/01/41 Series 3957, Class DZ, REMIC	592,014
531,465	4.000%, 11/01/41 Series 3957, Class HZ, REMIC	573,396
4,444,802	2.250%, 03/01/38	4,518,207
4,918,322	3.000%, 01/01/41	5,081,067
6,263,430	5.170%, 07/15/42	960,810

See accompanying Notes to Schedule of Investments.

36

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Freddie Mac (continued)
$2,038,625	9.009%, 01/15/41 (b) Series 3792, Class SE, REMIC	$2,168,620
3,672,202	3.000%, 06/01/40 Series 4323, Class GA, REMIC	3,794,647
		42,791,787

	Ginnie Mae – 0.60%
35,243	29.731%, 03/20/34 (b) Series 2004-35, Class SA	59,907
450,789	7.228%, 08/20/38 (b) (e) Series 2008-69, Class SB	99,361
527,643	4.500%, 05/01/39 Series 2009-32, Class ZE	574,441
608,811	4.500%, 05/01/39 Series 2009-35, Class DZ	665,770
648,343	4.500%, 09/01/39 Series 2009-75, Class GZ	701,872
195,632	5.849%, 03/01/39 (b) (e) Series 2010-98, Class IA	21,391
1,103,605	5.048%, 06/20/41 (b) (e) Series 2011-89, Class SA	158,063
4,575,355	5.848%, 10/20/44 (b) (e) Series 2014-156, Class PS	774,077
4,449,268	5.748%, 07/20/43 (b) (e) Series 2014-5, Class PS	643,309
		3,698,191

	U.S. Treasury Bonds – 2.33%
14,220,000	2.750%, 11/15/42	14,300,272

	U.S. Treasury Inflation Index Bonds – 2.62%
16,013,475	0.125%, 04/15/19	16,105,120

	U.S. Treasury Notes – 14.98%
10,240,000	0.375%, 03/31/16	10,239,242
15,610,000	0.500%, 06/30/16	15,611,108
5,300,000	0.500%, 03/31/17	5,289,336
2,380,000	1.000%, 05/15/18	2,386,833
750,000	1.000%, 11/30/19	745,137
11,180,000	2.250%, 03/31/21	11,656,458
910,000	1.875%, 11/30/21	928,982
11,050,000	1.750%, 03/31/22	11,170,865
9,530,000	1.750%, 05/15/23	9,561,640
570,000	2.375%, 08/15/24	593,746
14,280,000	2.250%, 11/15/24	14,717,611
1,400,000	2.000%, 02/15/25	1,411,621
7,390,000	3.000%, 11/15/44	7,766,720
		92,079,299

	Total U.S. Government and Agency Obligations (Cost $224,090,538)	226,963,009

OTHER MORTGAGE AND ASSET-BACKED SECURITIES – 6.16%
250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class D1 4.122%, 07/15/26 (a) (b)	214,521
250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class E1 5.622%, 07/15/26 (a) (b)	172,406
500,000	Apidos CDO V (Cayman Islands) Seires 2007-5A, Class B 1.322%, 04/15/21 (a) (b)	481,549
500,000	Apidos CDO XXI (Cayman Islands) Series 2015-21A, Class C 4.170%, 07/18/27 (a) (b)	429,447
500,000	Apidos CLO XVI (Cayman Islands) Series 2013-16A, Class B 3.420%, 01/19/25 (a) (b)	479,550
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class C 3.970%, 07/22/26 (a) (b)	222,420
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class D 5.520%, 07/22/26 (a) (b)	204,818
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class B 3.820%, 01/16/27 (a) (b)	493,631
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class C 4.320%, 01/16/27 (a) (b)	464,689
500,000	ARES XXVI CLO (Cayman Islands) Series 2013-1A, Class D 4.372%, 04/15/25 (a) (b)	460,969
500,000	Atrium V (Cayman Islands) 0.760%, 07/20/20 (a)	486,107
500,000	Babson CLO (Cayman Islands) Series 2012-2A, Class CR 3.962%, 05/15/23 (a) (b)	464,548
250,000	Babson CLO (Cayman Islands) Series 2014-3A, Class E2 7.122%, 01/15/26 (a) (b)	183,054
500,000	Babson CLO (Cayman Islands) Series 2015-2A, Class D 3.894%, 07/20/27 (a) (b)	462,450
250,000	Babson CLO (Cayman Islands) Series 2015-IA, Class D1 3.729%, 04/20/27 (a) (b)	215,245
610,705	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/01/37 (d)	614,414
250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class C2 3.772%, 07/15/26 (a) (b)	242,722
250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class D2 4.822%, 07/15/26 (a) (b)	232,147
250,000	BlueMountain CLO (Cayman Islands) Series 2012-1A, Class E 5.817%, 07/20/23 (a) (b)	225,506

See accompanying Notes to Schedule of Investments.

37

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$750,000	BlueMountain CLO (Cayman Islands) Series 2012-2A, Class C 3.112%, 11/20/24 (a) (b)	$735,516
500,000	BlueMountain CLO (Cayman Islands) Series 2015-2A, Class C 3.320%, 07/18/27 (a) (b)	475,424
1,000,000	BlueMountain CLO (Cayman Islands) Series 2015-2A, Class D 4.170%, 07/18/27 (a) (b)	873,616
250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class D 3.670%, 04/17/25 (a) (b)	218,034
250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class E 5.020%, 04/17/25 (a) (b)	168,713
500,000	Canyon Capital CLO (Cayman Islands) Series 2014-1A, Class B 3.266%, 04/30/25 (a) (b)	464,676
500,000	Carlyle Global Market Strategies (Cayman Islands) Series 2014-7A, Class C 3.620%, 04/17/25 (a) (b)	483,131
1,447,110	Carlyle High Yield Partners X (Cayman Islands) Series 2007-10A, Class A1 0.845%, 04/19/22 (a) (b)	1,407,385
250,000	Catamaran CLO (Cayman Islands) Series 2015-1A, Class C1 3.420%, 04/22/27 (a) (b)	239,950
2,522,009	Credit Suisse Commercial Mortgage Trust Series 2015-PR2, Class A1 4.250%, 07/26/55 (a)	2,479,536
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/01/36 (a) (d)	95,403
1,000,000	Dryden 33 Senior Loan Fund (Cayman Islands) Series 2014-33A, Class B 2.622%, 07/15/26 (a)	979,728
750,000	Dryden XXIV Senior Loan Fund (Cayman Islands) Series 2012-24RA, Class DR 4.062%, 11/15/23 (a) (b)	692,285
250,000	Eaton Vance CDO VIII (Cayman Islands) Series 2006-8A, Class B 1.012%, 08/15/22 (a) (b)	239,013
250,000	Emerson Park CLO (Cayman Islands) Series 2013-1A, Class C1 3.372%, 07/15/25 (a) (b)	238,251
250,000	Flatiron CLO (Cayman Islands) Series 2014-1A, Class C 3.920%, 07/17/26 (a) (b)	215,837
500,000	Galaxy XVIII CLO (Cayman Islands) Series 2014-18A, Class D1 4.322%, 10/15/26 (a) (b)	430,650
250,000	Goldentree Loan Opportunities VI (Cayman Islands) Series 2012-6A, Class D 4.820%, 04/17/22 (a) (b)	244,485
500,000	Goldentree Loan Opportunities X (Cayman Islands) Series 2015-10A, Class D 3.632%, 07/20/27 (a) (b)	442,953
757,000	GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/01/36 (b)	146,204
250,000	Halcyon Loan Advisors Funding (Cayman Islands) Series 2013-2A, Class C 3.029%, 08/01/25 (a) (b)	228,852
500,000	ING Investment Management CLO II (Cayman Islands) Series 2006-2X, Class D 1.929%, 08/01/20 (b)	484,882
250,000	LCM XI (Cayman Islands) Series 11A, Class D 4.570%, 04/19/22 (a) (b)	236,223
500,000	LCM XII (Cayman Islands) Series 12A, Class DR 4.321%, 10/19/22 (a) (b)	471,801
250,000	LCM XIV (Cayman Islands) Series 14A, Class D 4.122%, 07/15/25 (a) (b)	229,025
500,000	LCM XV (Cayman Islands) Series 15A, Class C 3.493%, 08/25/24 (a) (b)	485,270
1,000,000	LCM XVIII (Cayman Islands) Series 19A, Class D 4.072%, 07/15/27 (a) (b)	878,020
750,000	Madison Park Funding (Cayman Islands) Series 2007-6A, Class C 1.320%, 07/26/21 (a) (b)	723,619
1,000,000	Madison Park Funding IV (Cayman Islands) Series 2007-4A, Class A1B 0.886%, 03/22/21 (a) (b)	968,683
350,000	Madison Park Funding IV (Cayman Islands) Series 2007-4A, Class D 2.016%, 03/22/21 (a) (b)	331,104
950,000	Madison Park Funding X Series 2012-10A, Class A1A 1.994%, 01/20/25 (b)	946,897
500,000	Madison Park Funding XIV (Cayman Islands) Series 2014-14A, Class D 4.224%, 07/20/26 (a) (b)	461,050
500,000	Madison Park Funding XV (Cayman Islands) Series 2014-15A, Class C 4.023%, 01/27/26 (a) (b)	456,708

See accompanying Notes to Schedule of Investments.

38

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value
$1,500,000	Madison Park Funding XVI (Cayman Islands) Series 2015-16A, Class B 3.267%, 04/20/26 (a) (b)	$1,465,938
500,000	Magnetite IX (Cayman Islands) Series 2014-9A, Class B 3.320%, 07/25/26 (a) (b)	486,150
500,000	Magnetite XI (Cayman Islands) Series 2014-11A, Class C 4.220%, 01/18/27 (a) (b)	451,755
1,000,000	Nautique Funding (Cayman Islands) Series 2006-1A, Class A3 1.012%, 04/15/20 (a) (b)	972,976
250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class B 3.572%, 01/15/25 (a) (b)	240,587
250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class C 4.122%, 01/15/25 (a) (b)	220,685
250,000	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class D 3.970%, 07/17/25 (a) (b)	224,867
250,000	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class E 5.120%, 07/17/25 (a) (b)	181,336
250,000	Octagon Investment Partners XXI (Cayman Islands) Series 2014-1A, Class C 4.012%, 11/14/26 (a) (b)	223,403
250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class C2 3.820%, 11/25/25 (a) (b)	246,096
250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class D2 4.900%, 11/25/25 (a) (b)	234,644
500,000	Race Point VII CLO (Cayman Islands) Series 2012-7A, Class A 1.764%, 11/08/24 (a) (b)	495,514
55,142	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.592%, 09/25/36 (b)	54,591
500,000	Symphony CLO XI (Cayman Islands) Series 2013-11A, Class C 3.465%, 01/17/25 (a) (b)	487,804
750,000	Symphony CLO XIV (Cayman Islands) Series 2014-14A, Class D2 4.224%, 07/14/26 (a) (b)	672,442
4,863,576	Towd Point Mortgage Trust Series 2015-6, Class A1B 2.750%, 04/01/55 (a) (b)	4,850,293
500,000	Venture XI CLO Series 2012-11A, Class AR 1.662%, 11/14/22 (b)	497,402
750,000	Venture XV CLO (Cayman Islands) Series 2013-15A, Class C 3.722%, 07/15/25 (a) (b)	714,180
250,000	Wind River CLO (Cayman Islands) Series 2013-1A, Class C 4.024%, 04/20/25 (a) (b)	224,320

	Total Other Mortgage and Asset-Backed Securities (Cost $39,369,797)	37,868,100

MUNICIPAL BONDS – 0.19%
	California – 0.10%
500,000	State of California GO 5.000%, 08/01/33	598,350
		598,350

	New York – 0.09%
500,000	New York State Dormitory Authority RB, Series A 5.000%, 03/15/33	597,280

	Total Municipal Bonds (Cost $1,142,784)	1,195,630

FOREIGN GOVERNMENT BONDS AND NOTES – 0.54%
1,650,000	Colombia Government International Bond Senior Unsecured Notes 4.375%, 07/12/21	1,654,125
500,000	Mexico Government International Bond Senior Unsecured Notes 3.500%, 01/21/21	507,500
804,000	Mexico Government International Bond Senior Unsecured Notes 4.000%, 10/02/23	813,246
300,000	Panama Government International Bond Senior Unsecured Notes 5.200%, 01/30/20	326,250

	Total Foreign Government Bonds and Notes (Cost $3,388,193)	3,301,121

See accompanying Notes to Schedule of Investments.

39

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANIES – 17.76%
100,775,535	BlackRock Liquidity Funds TempFund Portfolio (g)	$100,775,535
863,411	DoubleLine Floating Rate Fund (h)	8,375,082

	Total Investment Company (Cost $109,504,615)	109,150,617

Total Investments – 100.31% (Cost $630,096,292)*		616,610,221
Net Other Assets and Liabilities – (0.31)%		(1,885,586)
Net Assets – 100.00%		$614,724,635

*	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

	Gross unrealized appreciation	$6,327,460
	Gross unrealized depreciation	(19,813,531)
	Net unrealized depreciation	$(13,486,071)

**	Security in default.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Funds’ Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2016, these securities amounted to $77,446,706, or 12.60% of net assets. These securities have not been determined to be illiquid securities.
(b)	Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2016.
(c)	Security with a total aggregate market value of $731,789 or 0.12% of net assets, was valued under fair value procedures established by the Funds’ Board of Trustees.
(d)	Step Coupon. Security becomes interest bearing at a future date.
(e)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(f)	Delayed delivery security. See Note 4 in the Notes to Schedule of Investments.
(g)	Some of this security has been pledged as collateral for delayed delivery securities.
(h)	Affiliated issuer.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EMTN	Euro Medium-Term Note
GMTN	Global Medium-Term Note
GO	General Obligation
LP	Limited Partnership
MTN	Medium-Term Note
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Portfolio Composition*
U.S. Government Obligations	20%
U.S. Government Agency Obligations	17%
Corporate Notes and Bonds
(S&P Ratings)
AAA	5%
AA	3%
A	8%
BBB	14%
BB	7%
B	3%
Lower than B	6%
Not Rated	17%
100%

For financial reporting purposes, credit quality ratings shown are assigned by Standard & Poor’s. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.

*	Portfolio composition in the above table does not include the Net Other Assets and Liabilities contained in the Fund’s portfolio, and thus the percentages shown are not based on the Net Assets of the Fund but rather the Net Assets of the Fund minus the Fund’s Net Other Assets and Liabilities.

See accompanying Notes to Schedule of Investments.

40

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

At January 31, 2016, 9.05% of the Net Assets of the Fund were comprised of securities of issuers located outside the United States.

Par Value		Market Value

CORPORATE NOTES AND BONDS – 36.89%
	Consumer Discretionary – 2.32%
$225,000	Coach Senior Unsecured Notes 4.250%, 04/01/25	$216,713
500,000	Ford Motor Senior Unsecured Notes 1.549%, 11/04/19 (a)	485,065
390,000	L Brands Senior Unsecured Notes 7.600%, 07/15/37	411,450
		1,113,228

	Consumer Staples – 2.50%
65,000	Altria Group 10.200%, 02/06/39	108,847
320,000	Conagra Foods Senior Unsecured Notes 6.625%, 08/15/39	353,008
100,000	Reynolds American 7.750%, 06/01/18	112,426
500,000	8.125%, 05/01/40	622,677
		1,196,958

	Energy – 1.47%
250,000	Ecopetrol SA (Colombia) Senior Unsecured Notes 7.375%, 09/18/43	192,813
100,000	Petroleos Mexicanos (Mexico) 4.500%, 01/23/26 (b)	86,250
250,000	Pride International 6.875%, 08/15/20	174,842
180,000	Rowan Cos 4.875%, 06/01/22	119,125
250,000	Transocean (Cayman Islands) 8.100%, 12/15/41 (c)	128,750
		701,780

	Financials – 9.92%
450,000	American Express Credit, MTN Senior Unsecured Notes 0.722%, 06/05/17 (a)	447,335
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	551,225
580,000	Bank of America Senior Unsecured Notes 1.662%, 01/15/19 (a)	579,114
250,000	Barrick North America Finance 5.700%, 05/30/41	167,766
250,000	Berkshire Hathaway Finance 0.921%, 01/12/18 (a)	249,748
250,000	Bunge Ltd Finance 8.500%, 06/15/19	291,469
140,000	Citigroup Senior Unsecured Notes 1.579%, 07/25/16 (a)	140,269
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	286,618
500,000	Ensco (United Kingdom) Senior Unsecured Notes 5.200%, 03/15/25	303,057
500,000	Goldman Sachs Group MTN, Senior Unsecured Notes 1.462%, 11/15/18 (a)	499,740
375,000	Goldman Sachs Group Senior Unsecured Notes 1.639%, 10/23/19 (a)	373,942
250,000	Jefferies Group Senior Unsecured Notes 6.500%, 01/20/43	232,638
183,000	JPMorgan Chase Senior Unsecured Notes 3.150%, 07/05/16	184,741
200,000	Leucadia National Senior Unsecured Notes 5.500%, 10/18/23	190,615
250,000	Nomura Holdings (Japan) MTN, Senior Unsecured Notes 1.952%, 09/13/16 (a)	250,748
		4,749,025
	Healthcare – 2.65%
275,000	Actavis Funding 4.850%, 06/15/44	276,772
1,000,000	Merck Senior Unsecured Notes 0.716%, 02/10/20 (a)	993,276
		1,270,048

See accompanying Notes to Schedule of Investments.

41

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Industrials – 4.24%
$650,000	ADT Senior Unsecured Notes 4.875%, 07/15/42	$471,250
250,000	FedEx Senior Notes 8.000%, 01/15/19	292,008
500,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42 (b)	455,000
200,000	Nissan Motor Acceptance Senior Unsecured Notes 1.303%, 09/26/16 (a) (b)	200,036
500,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	462,529
250,000	Vale (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	149,340
		2,030,163

	Information Technology – 3.22%
350,000	eBay Senior Unsecured Notes 4.000%, 07/15/42	271,921
250,000	EMC Senior Unsecured Notes 3.375%, 06/01/23	202,404
500,000	Hewlett Packard Enterprise Senior Unsecured Notes 4.900%, 10/15/25 (b)	475,153
250,000	Micron Technology Senior Unsecured Notes 5.500%, 02/01/25	198,125
250,000	QUALCOMM Senior Unsecured Notes 4.800%, 05/20/45	223,369
250,000	Seagate HDD (Cayman Islands) 5.750%, 12/01/34 (b)	170,413
		1,541,385

	Materials – 4.34%
100,000	Allegheny Technologies Senior Unsecured Notes 7.625%, 08/15/23 (c)	66,500
400,000	ArcelorMittal (Luxembourg) Senior Unsecured Notes 8.000%, 10/15/39 (c)	284,000
300,000	Ball Corp 5.000%, 03/15/22	312,000
500,000	Braskem America Finance 7.125%, 07/22/41 (b)	390,000
250,000	Dow Chemical Senior Unsecured Notes 8.550%, 05/15/19	292,741
500,000	GTL Trade Finance (Virgin Islands) 7.250%, 04/16/44 (b)	296,250
250,000	Teck Resources (Canada) 6.250%, 07/15/41	116,875
500,000	Vale Overseas (Cayman Islands) 6.875%, 11/21/36	318,150
		2,076,516
	Media – 0.25%
150,000	Viacom Senior Unsecured Notes 4.850%, 12/15/34	122,231

	Telecommunication Services – 5.61%
	CenturyLink Senior Unsecured Notes
500,000	7.600%, 09/15/39	377,500
500,000	7.650%, 03/15/42	377,500
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	280,000
300,000	Juniper Networks Senior Unsecured Notes 5.950%, 03/15/41	276,835
250,000	Telecom Italia Capital (Luxembourg) 6.375%, 11/15/33	236,875
500,000	Telefonica Europe (Netherlands) 8.250%, 09/15/30	647,450
100,000	Verizon Communications Senior Unsecured Notes 2.042%, 09/15/16 (a)	100,604
500,000	Windstream 7.500%, 06/01/22	387,500
		2,684,264

	Utilities – 0.37%
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	175,868

	Total Corporate Notes and Bonds (Cost $19,464,580)	17,661,466

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 46.12%
	Fannie Mae – 14.76%
72,232	6.000%, 11/01/17
	Pool # 662854	74,335
13,056	6.000%, 04/01/18
	Pool # 725175	13,330
91,392	5.500%, 11/01/18
	Pool # 748886	95,700
27,496	4.500%, 06/01/19
	Pool # 747860	28,562
179,220	6.000%, 01/01/21
	Pool # 850787	194,506
99,861	6.000%, 09/01/32
	Pool # 847899	113,018
54,957	6.000%, 02/01/34
	Pool # 771952	62,860
51,809	7.500%, 02/01/35
	Pool # 787557	56,895

See accompanying Notes to Schedule of Investments.

42

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Fannie Mae (continued)
$17,961	7.500%, 04/01/35 Pool # 819231	$19,025
67,663	6.000%, 11/01/35 Pool # 844078	76,736
74,623	5.000%, 05/01/36 Pool # 745581	82,653
37,690	6.000%, 12/01/36 Pool # 888029	42,733
52,047	5.500%, 06/01/37 Pool # 918778	58,277
55,525	6.500%, 10/01/37 Pool # 888890	64,186
164,906	5.500%, 03/01/38 Pool # 962344	184,630
190,016	4.000%, 02/01/41 Pool # AE0949	203,734
165,695	4.000%, 02/01/41 Pool # AH5695	177,555
859,070	3.000%, 03/01/43 Pool # AB8615	878,302
461,299	3.500%, 05/01/43 Pool # AB9512	483,518
509,340	3.000%, 07/01/43 Pool # AU1629	520,678
869,162	3.000%, 08/01/43 Pool # AS0331	888,487
807,985	3.000%, 09/01/43 Pool # AX7336	825,308
1,397,784	3.000%, 02/01/45 Pool # AS4474	1,427,689
486,015	3.000%, 06/01/45 Pool # AY6104	496,413
		7,069,130

	Freddie Mac – 14.15%
170,778	5.500%, 11/01/20 Gold Pool # G18083	183,575
34,136	5.500%, 12/01/20 Gold Pool # G11820	36,642
47,171	5.500%, 05/01/37 Gold Pool # A60048	52,333
108,285	5.500%, 09/01/37 Gold Pool # G03202	121,017
91,905	5.000%, 02/01/38 Gold Pool # A73409	100,878
263,262	5.000%, 04/01/38 Gold Pool # G04334	291,837
171,817	4.000%, 12/01/39 Gold Pool # G06935	184,011
77,967	4.000%, 05/01/41 Gold Pool # Q00870	83,500
510,655	4.000%, 11/01/41 Gold Pool # Q04550	545,872
817,267	3.000%, 04/01/43 Gold Pool # V80006	835,292
823,057	3.000%, 05/01/43 Gold Pool # G08525	840,041
426,612	3.000%, 09/01/43 Gold Pool # G08544	435,337
681,479	3.500%, 10/01/43 Gold Pool # G08554	712,776
248,786	3.500%, 11/01/43 Gold Pool # G08557	260,212
586,476	3.500%, 01/01/44 Gold Pool # G08562	613,410
452,702	3.500%, 02/01/44 Gold Pool # G08572	473,493
986,930	3.000%, 09/01/45 Gold Pool # G08666	1,006,254
		6,776,480

	Ginnie Mae – 1.16%
78,015	5.000%, 05/20/37 Pool # 782156	84,934
165,767	5.000%, 08/20/37 Pool # 4015	180,710
146,619	6.000%, 07/20/38 Pool # 4195	165,066
81,215	5.500%, 08/20/38 Pool # 4215	86,356
33,532	6.000%, 01/15/39 Pool # 698036	37,867
		554,933

	U.S. Treasury Inflation Index Bonds – 6.24%
1,650,915	1.375%, 07/15/18	1,722,132
1,132,890	1.750%, 01/15/28	1,263,511
		2,985,643

	U.S. Treasury Notes – 9.81%
1,250,000	2.000%, 04/30/16	1,254,752
1,000,000	2.500%, 06/30/17	1,024,922
500,000	2.250%, 11/30/17	513,164
350,000	2.000%, 11/30/20	360,644
1,500,000	2.000%, 11/15/21	1,541,367
		4,694,849

	Total U.S. Government and Agency Obligations (Cost $21,368,095)	22,081,035

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.58%
268,391	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/01/42 (a)	280,868

	Total Commercial Mortgage-Backed Securities (Cost $190,508)	280,868

See accompanying Notes to Schedule of Investments.

43

Aston Funds

ASTON/TCH Fixed Income Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Par Value		Market Value

FOREIGN GOVERNMENT BOND – 0.88%
$500,000	Costa Rica Government International Bond Senior Unsecured Notes 7.158%, 03/12/45 (b)
		$421,875

	Total Foreign Government Bond (Cost $500,000)	421,875

COMMERCIAL PAPER – 0.52%
250,000	Johnson & Johnson 0.280%, 02/01/16 (d)	249,997
	Total Commercial Paper (Cost $250,000)	249,997

Shares

INVESTMENT COMPANY – 3.68%
1,761,458	BlackRock Liquidity Funds TempFund Portfolio	1,761,458

	Total Investment Company (Cost $1,761,458)	1,761,458
Total Investments – 88.67% (Cost $43,534,641)*		42,456,699
Net Other Assets and Liabilities – 11.33%		5,422,365
Net Assets – 100.00%		$47,879,064

*	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

	Gross unrealized appreciation	$1,397,473
	Gross unrealized depreciation	(2,475,415)
	Net unrealized appreciation	$(1,077,942)

(a)	Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2016.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Funds’ Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2016, these securities amounted to $2,494,977 or 5.21% of net assets. These securities have been determined to be liquid securities.
(c)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be accrual rate until maturity.
(d)	Rate reflects yield at the time of purchase.

MTN	Medium-Term Note

Portfolio Composition *
U.S. Government and Agency Obligations	52%
Commercial Mortgage-Backed Security	1%
Foreign Government Bond	1%
Commercial Paper	1%
Investment Company	4%
Corporate Notes and Bonds
(Moody’s Ratings)
Aa	1%
A	8%
Baa	23%
Ba	8%
B	1%
100%

For financial reporting purposes, credit quality ratings shown are assigned by Moody’s Investors Service. If a Moody’s credit quality rating is not available the credit quality ratings shown are assigned by Standard & Poor’s. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of Baa/ BBB or higher. Below investment grade ratings are credit ratings of Ba/BB or lower. Credit quality ratings are subject to change.

*	Portfolio composition in the above table does not include the Net Other Assets and Liabilities contained in the Fund’s portfolio, and thus the percentages shown are not based on the Net Assets of the Fund but rather the Net Assets of the Fund minus the Fund’s Net Other Assets and Liabilities.

See accompanying Notes to Schedule of Investments.

44

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 99.25%
	Consumer Discretionary – 23.81%
125,000	Coach (a)	$4,631,250
500,000	Ford Motor (a)	5,970,000
215,000	General Motors (a)	6,372,600
70,000	Kohl’s (a)	3,482,500
135,000	Macy’s (a)	5,455,350
600,000	Staples (a)	5,352,000
		31,263,700

	Energy – 9.42%
70,000	Baker Hughes (a)	3,045,700
100,000	Halliburton (a)	3,179,000
85,000	Schlumberger (a)	6,142,950
		12,367,650

	Financials – 4.24%
450,000	Huntington Bancshares (a)	3,861,000
210,000	Regions Financial (a)	1,705,200
		5,566,200

	Healthcare – 5.00%
100,000	Quest Diagnostics (a)	6,567,000

	Industrials – 15.11%
172,600	ADT (a)	5,105,508
45,000	Caterpillar (a)	2,800,800
50,000	Deere (a)	3,850,500
140,000	Fastenal (a)	5,678,400
55,000	Republic Services (a)	2,403,500
		19,838,708

	Information Technology – 9.91%
160,000	Cisco Systems (a)	3,806,400
130,000	EMC (a)	3,220,100
120,000	Intel (a)	3,722,400
50,000	QUALCOMM (a)	2,267,000
		13,015,900
	Materials – 7.23%
220,000	Alcoa (a)	1,603,800
30,000	Dow Chemical (a)	1,260,000
85,000	LyondellBasell Industries, Class A (a)	6,627,450
		9,491,250
	Telecommunication Services – 10.99%
170,000	AT&T (a)	6,130,200
120,000	CenturyLink (a)	3,050,400
105,000	Verizon Communications (a)	5,246,850
		14,427,450

	Utilities – 13.54%
200,000	Exelon (a)	5,914,000
200,000	FirstEnergy (a)	6,612,000
150,000	PPL (a)	5,259,000
		17,785,000

	Total Common Stocks (Cost $142,257,668)	130,322,858

Number of Contracts

PURCHASED PUT OPTIONS – 0.68%
	SPDR S&P 500 ETF TRUST
200	Strike @ $171 Exp 03/16	25,800
200	Strike @ $172 Exp 03/16	30,000
200	Strike @ $173 Exp 03/16	30,200
900	Strike @ $174 Exp 03/16	108,000
900	Strike @ $175 Exp 03/16	117,900
700	Strike @ $176 Exp 03/16	100,100
700	Strike @ $177 Exp 03/16	109,200
500	Strike @ $182 Exp 03/16	113,500
500	Strike @ $183 Exp 03/16	123,000
500	Strike @ $184 Exp 03/16	133,500

	Total Purchased Put Options (Cost $1,463,905)	891,200

Shares

INVESTMENT COMPANY – 3.67%
4,824,979	BlackRock Liquidity Funds TempFund Portfolio	4,824,979

	Total Investment Company (Cost $4,824,979)	4,824,979

Total Investments – 103.60% (Cost $148,546,552)*		136,039,037

Net Other Assets and Liabilities – (3.60)%		(4,728,955)

Net Assets – 100.00%		$131,310,082

See accompanying Notes to Schedule of Investments.

45

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

*	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$5,583,111
Gross unrealized depreciation	(18,090,626)
Net unrealized depreciation	$(12,507,515)

(a)	These securities are pledged as collateral for call options written.

ETF	Exchange Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended January 31, 2016 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2015	51,353	$4,263,438
Call Options Written	45,735	5,270,627
Call Options Closed or Expired	(57,155)	(5,895,917)
Outstanding, January 31, 2016	39,933	$3,638,148

Premiums received and value of written call equity options outstanding as of January 31, 2016.

Number of Contracts	Description	Premium Received	Market Value

	ADT
1,726	Strike @ $36 Exp 7/16	$67,239	$77,670

	Alcoa
1,700	Strike @ $10 Exp 7/16	32,299	35,700
500	Strike @ $9 Exp 7/16	14,500	18,500

	AT&T
150	Strike @ $37 Exp 10/16	11,925	15,600
1,550	Strike @ $38 Exp 10/16	79,049	105,400

	Baker Hughes
700	Strike @ $50 Exp 7/16	347,913	245,000

	Caterpillar
450	Strike @ $67.50 Exp 8/16	77,830	110,250

	CentryLink
1,200	Strike @ $32 Exp 7/16	57,585	18,000

	Cisco Systems
1,600	Strike @ $27 Exp 10/16	108,731	112,000

	Coach
950	Strike @ $37 Exp 8/16	75,009	304,000
200	Strike @ $38 Exp 8/16	13,791	57,000
100	Strike @ $40 Exp 8/16	4,146	20,500

	Deere
500	Strike @ $80 Exp 9/16	158,591	210,000
	Dow Chemical
300	Strike @ $50 Exp 9/16	40,499	24,000

	EMC
75	Strike @ $31 Exp 4/16	1,947	338

	Exelon
1,000	Strike @ $38 Exp 4/16	97,998	2,500

	Fastenal
1,250	Strike @ $45 Exp 8/16	80,373	146,875
150	Strike @ $47 Exp 5/16	6,600	4,125

	FirstEnergy
150	Strike @ $36 Exp 7/16	10,344	10,650
1,700	Strike @ $38 Exp 4/16	52,692	17,000

	Ford Motor
500	Strike @ $16 Exp 6/16	17,044	2,000
500	Strike @ $17 Exp 6/16	18,979	1,000
1,000	Strike @ $17 Exp 9/16	20,958	4,000

	General Motors
332	Strike @ $36 Exp 6/16	76,013	8,632
650	Strike @ $37 Exp 6/16	71,121	11,700
500	Strike @ $39 Exp 6/16	45,678	10,750

	Halliburton
500	Strike @ $43 Exp 7/16	130,422	16,500
500	Strike @ $47 Exp 7/16	69,423	7,250

	Huntington Bancshares
3,500	Strike @ $12 Exp 7/16	216,850	19,250

	Intel
1,200	Strike @ $32 Exp 7/16	230,346	162,000

	Kohl’s
700	Strike @ $52.50 Exp 7/16	117,353	215,250

	LyondellBasell Industries NV
850	Strike @ $85 Exp 9/16	325,509	391,000

	Macy’s
300	Strike @ $57.50 Exp 5/16	11,826	3,750

	PPL
1,500	Strike @ $36 Exp 7/16	110,935	166,500

	QUALCOMM
250	Strike @ $57.50 Exp 7/16	28,888	8,750
250	Strike @ $62.50 Exp 7/16	25,189	—

	Quest Diagnostics
1,000	Strike @ $70 Exp 8/16	278,445	189,000

	Regions Financial
1,200	Strike @ $11 Exp 5/16	36,685	2,400
800	Strike @ $11 Exp 8/16	25,298	5,200

	Republic Services
150	Strike @ $43 Exp 4/16	25,283	24,750
400	Strike @ $44 Exp 4/16	33,582	53,000

	Schlumberger
350	Strike @ $80 Exp 8/16	34,964	87,500
500	Strike @ $85 Exp 5/16	89,802	32,000

	Staples
2,250	Strike @ $14 Exp 6/16	59,530	16,875
2,250	Strike @ $15 Exp 6/16	42,655	11,250
1,000	Strike @ $20 Exp 3/16	29,959	2,500

	Verizon Communications
26	Strike @ $47 Exp 7/16	2,989	9,750
50	Strike @ $49 Exp 7/16	2,628	12,000
974	Strike @ $50 Exp 10/16	120,733	217,202

	Total Written Call Options	$3,638,148	$3,226,867

See accompanying Notes to Schedule of Investments.

46

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares			Market Value

INVESTMENT COMPANIES – 96.62%
	Long/Short Strategies – 41.57%
707,606	361 Global Long/Short Equity Fund-Y		$7,620,915
330,383	Blackrock Global Long/Short Equity Fund-IS		3,759,760
424,552	Boston Partners Long/Short Equity Fund-IS		7,765,052
556,260	Convergence Core Plus Fund		8,783,346
101	Diamond Hill Long/Short Fund-I		2,291
132,153	FPA Crescent Fund-I		3,897,181
754,734	John Hancock Seaport Fund-I		7,743,570
1,545,898	Mainstay U.S. Equity Opportunities Fund		12,537,236
967,028	Otter Creek Long/Short Opportunity Fund *		12,029,824
			64,139,175

	Hedged Credit and Strategic Fixed Income – 15.44%
984,415	Metropolitan West Unconstrained Bond Fund		11,507,809
1,127,343	PIMCO Mortgage Opportunities Fund		12,310,587
			23,818,396

	Managed Futures – 15.39%
348,969	361 Managed Futures Fund *		3,828,195
1,301,146	Abbey Capital Futures Strategy Fund-I		16,095,179
347,761	ASG Managed Futures Strategy Fund-Y		3,828,849
			23,752,223

	Arbitrage and Option Strategies – 12.01%
621,720	Calamos Market Neutral Income Fund		7,709,324
503,525	Kellner Merger Fund		5,276,943
114,930	Schooner Hedged Alternative Income Fund		5,544,236
			18,530,503
	Global Macro – 9.96%
669,338	John Hancock Funds II - Global
	Absolute Return Strategies Fund		6,874,103
862,684	Western Asset Macro Opportunities Fund		8,497,433
			15,371,536

	Money Market – 2.26%
3,487,882	BlackRock Liquidity Funds Treasury Trust Fund Portfolio		3,487,882

	Total Investment Companies (Cost $154,246,665)		149,099,715

EXCHANGE TRADED FUND – 4.49%
	Long/Short Strategies – 4.49%
148,640	Proshares Large Cap Core Plus	.	6,917,706

	Total Exchange Traded Fund (Cost $7,534,323)		6,917,706

Total Investments – 101.11% (Cost $161,780,988)**			156,017,421
Net Other Assets and Liabilities – (1.11)%			(1,705,506)
Net Assets – 100.00%			$154,311,915

*	Non-income producing security.

**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$821,964
Gross unrealized depreciation	(6,585,531)
Net unrealized depreciation	$(5,763,567)

See accompanying Notes to Schedule of Investments.

47

Aston Funds

ASTON/River Road Long-Short Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

The chart represents total investments in the Fund. Industrials, Energy, Telecommunication Services and Exchange Traded Fund are negative 3.80%, 1.49%, 0.56% and 10.83%, respectively, and are represented in the pie chart by reducing Cash and Net Other Assets and Liabilities to be 34%.

Shares		Market Value

COMMON STOCKS – 87.61%
	Consumer Discretionary – 37.60%
44,741	Comcast, Class A (a)	$2,492,521
41,422	General Motors (a)	1,227,748
52,492	Liberty Interactive, Class A (a) *	1,367,941
81,781	Liberty Media, Class C (a) *	2,910,586
27,194	Liberty Ventures, Class A (a) *	1,069,540
11,670	Madison Square Garden, Class A (a) *	1,798,114
135,578	News, Class A (a)	1,758,447
26,189	Quebecor, Class B (Canada)	663,652
11,235	Ralph Lauren (a)	1,263,938
51,798	SeaWorld Entertainment (a)	987,270
10,064	Sturm Ruger (a)	592,266
10,598	Time Warner (a)	746,523
24,318	Tribune Media, Class A (a)	801,278
		17,679,824

	Consumer Staples – 7.88%
4,461	Boston Beer, Class A *	799,634
48,939	Fresh Market (a) *	937,671
21,394	Nestle, SP ADR	1,577,594
51,704	Tesco, SP ADR *	391,399
		3,706,298

	Financials – 25.43%
23,443	Allied World Assurance Co Holdings AG (Switzerland) (a)	857,779
16,227	Berkshire Hathaway, Class B *	2,105,778
50,398	Brown & Brown (a)	1,524,539
51,008	FNFV Group *	478,455
28,683	Iron Mountain, REIT (a)	789,930
41,123	Oaktree Capital Group (a)	1,799,542
31,164	Wells Fargo (a)	1,565,368
63,887	Weyerhaeuser, REIT (a)	1,636,146
1,684	White Mountains Insurance Group (Bermuda)	1,200,844
		11,958,381

	Healthcare – 1.79%
51,588	Brookdale Senior Living (a) *	839,853

	Industrials – 4.67%
18,017	Expeditors International of Washington	812,927
13,129	UniFirst (a)	1,382,484
		2,195,411

	Information Technology – 6.61%
46,602	Corning (a)	867,263
14,222	Microsoft (a)	783,490
40,293	PayPal Holdings (a) *	1,456,189
		3,106,942

	Materials – 3.63%
228,064	Alamos Gold (Canada), Class A	738,927
9,669	Praxair	966,900
		1,705,827

	Total Common Stocks
	(Cost $41,763,541)	41,192,536

INVESTMENT COMPANY – 47.75%
22,449,088	BlackRock Liquidity Funds TempFund Portfolio	22,449,088

	Total Investment Company (Cost $22,449,088)	22,449,088

Total Investments – 135.36% (Cost $64,212,629) **		63,641,624

SHORT SALES (b) – (39.11)%
Common Stock – (28.28)%
	Consumer Discretionary – (6.88)%
(11,582)	Burlington Stores *	(622,301)
(812)	Chipotle Mexican Grill *	(367,812)
(3,350)	Delphi Automotive	(217,549)
(7,714)	Five Below *	(271,764)
(6,432)	Mattress Firm Holding *	(234,768)
(2,852)	Restoration Hardware Holdings Inc. *	(175,740)
(4,646)	Tempur-Pedic International *	(280,340)
(1,265)	TESLA Motors *	(241,868)
(4,878)	Tractor Supply	(430,776)
(2,938)	Whirlpool	(394,838)
		(3,237,756)

	Consumer Staples – (1.07)%
(25,135)	Dean Foods	(502,197)

See accompanying Notes to Schedule of Investments.

48

Aston Funds

ASTON/River Road Long-Short Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Energy – (1.49)%
(14,314)	Green Plains Inc.	$(271,250)
(3,455)	Pioneer Natural Resources	(428,247)
		(699,497)

	Financials – (7.96)%
(6,805)	Amtrust Financial Services	(389,178)
(11,820)	Boardwalk Real Estate Investment Trust, REIT (Canada)	(371,585)
(13,755)	BofI Holding *	(236,035)
(2,285)	Camden Property Trust, REIT	(174,346)
(13,348)	Deutsche Bank AG (Germany) *	(238,796)
(3,518)	Equity Residential, REIT	(271,203)
(2,531)	FactSet Research Systems	(381,422)
(11,465)	Hancock Holdings Co	(274,701)
(25,359)	Home Capital Group (Canada)	(520,612)
(29,821)	Janus Capital Group	(375,446)
(8,338)	Main Street Capital	(240,885)
(2,634)	SVB Financial Group *	(266,877)
		(3,741,086)

	Healthcare – (1.05)%
(3,969)	Mallinckrodt *	(230,559)
(7,920)	Smith & Nephew SP ADR	(265,795)
		(496,354)

	Industrials – (8.47)%
(39,667)	ACCO Brands *	(240,779)
(11,222)	Albany International, Class A	(380,650)
(1,705)	Allegiant Travel	(273,601)
(8,308)	Caterpillar	(517,090)
(3,295)	Deere	(253,748)
(4,271)	Masonite International *	(237,083)
(9,454)	Mobile Mini	(245,048)
(20,037)	Pitney Bowes	(392,324)
(60,122)	Quad Graphics	(606,030)
(11,962)	Ritchie Bros Auctioneers (Canada)	(273,691)
(19,175)	RR Donnelley & Sons	(267,875)
(6,176)	United Rentals *	(295,892)
		(3,983,811)
	Materials – (0.80)%
(23,834)	Louisiana-Pacific *	(374,670)

	Telecommunication Services – (0.56)%
(7,851)	Cogent Communications Holdings	(262,302)

	Total Common Stock (Proceeds $13,906,099)	(13,297,673)

Exchange Traded Fund – (10.83)%
(26,264)	SPDR S&P 500 ETF Trust	(5,091,802)

	Total Exchange Traded Fund (Proceeds $5,001,363)	(5,091,802)

Total Short Sales – (39.11)% (Proceeds $18,907,462)		(18,389,475)
Net Other Assets and Liabilities – 3.75%		1,764,132
Net Assets – 100.00%		$47,016,281

*	Non-income producing security

**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$777,949
Gross unrealized depreciation	(1,348,954)
Net unrealized depreciation	$(571,005)

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of January 31, 2016, $26,574,003 in securities was segregated or on deposit with the Fund’s prime broker to cover short sales.

(b)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in short position. These dividends and interest amounts are recorded as an expense of the Fund.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

S&P	Standard & Poor

SP ADR	Sponsored American Depositary Receipt

SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Schedule of Investments.

49

Aston Funds

ASTON/Barings International Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 96.17%
	Australia – 3.89%
36,411	Amcor (a)	$347,214
5,355	CSL (a)	398,888
		746,102

	Belgium – 0.82%
4,262	Ontex Group (a)	157,948

	China – 0.80%
151,000	Pax Global Technology (a)	153,068

	France – 8.36%
7,658	Accor (a)	290,836
2,409	Air Liquide (a)	249,112
12,214	AXA (a)	301,840
4,552	BNP Paribas (a)	215,635
8,152	SES (a)	213,153
7,517	Total (a)	333,910
		1,604,486

	Germany – 11.71%
2,743	Bayer (a)	308,713
3,400	Daimler (a)	238,046
4,320	Deutsche Boerse (a)	368,635
5,114	Fresenius (a)	339,352
4,280	SAP (a)	341,050
17,183	TUI (a)	291,817
7,113	Wirecard (a)	359,709
		2,247,322

	Hong Kong – 2.32%
47,400	AIA Group (a)	263,519
25,600	HSBC Holdings (a)	180,970
		444,489
	Japan – 26.67%
22,900	Astellas Pharma (a)	317,086
9,900	Bridgestone (a)	360,676
5,800	Daikin Industries (a)	391,885
24,900	Hitachi Metals (a)	280,164
3,700	Hoshizaki Electric (a)	258,745
20,500	Isuzu Motors (a)	207,725
8,900	Japan Tobacco (a)	348,557
14,900	KDDI (a)	377,307
28,000	Mitsubishi Electric (a)	259,870
63,500	Mitsubishi UFJ Financial Group (a)	325,622
11,000	Mitsui Fudosan (a)	258,950
3,500	Pigeon (a)	75,155
26,600	Rakuten * (a)	274,908
13,300	Sony (a)	308,684
1,533	Sony, SP ADR	36,608
7,600	Takeda Pharmaceuticals (a)	368,021
10,700	Tokio Marine Holdings (a)	382,842
4,700	Toyota Motor (a)	283,079
		5,115,884

	Netherlands – 8.07%
3,914	Airbus Group (a)	246,174
3,851	ASML Holding (a)	353,451
18,381	Koninklijke Ahold (a)	415,768
9,139	Koninklijke Philips (a)	243,369
13,228	Royal Dutch Shell, Class A (a)	289,246
		1,548,008

	Spain – 1.69%
7,918	Amadeus IT Holding, Class A (a)	323,359

	Sweden – 1.91%
17,319	Assa Abloy (a)	367,079

	Switzerland – 6.00%
2,825	Actelion (a)	372,277
4,685	Julius Baer Group (a)	198,863
3,373	Novartis (a)	261,318
19,320	UBS Group (a)	319,266
		1,151,724

	Taiwan – 1.61%
13,800	Taiwan Semiconductor Manufacturing, SP ADR	308,430

	United Kingdom – 22.32%
12,914	Admiral Group (a)	328,119
11,754	Al Noor Hospitals Group (a)	194,912
25,531	ARM Holdings (a)	364,211
5,042	AstraZeneca (a)	324,659
68,582	Barclays (a)	183,518
5,790	British American Tobacco (a)	322,641
54,574	BT Group (a)	379,816
49,659	GKN (a)	198,695
22,257	Indivior (a)	48,183
16,397	Prudential (a)	322,140
3,567	Reckitt Benckiser Group (a)	317,255

See accompanying Notes to Schedule of Investments.

50

Aston Funds

ASTON/Barings International Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

	United Kingdom (continued)
5,285	SABMiller (a)	$316,483
4,781	Shire (a)	268,177
3,300	Unilever (a)	145,085
55,562	Worldpay Group *	247,804
14,752	WPP (a)	320,821
		4,282,519

	Total Common Stocks (Cost $18,460,475)	18,450,418

INVESTMENT COMPANY – 3.41%
654,033	BlackRock Liquidity Funds TempFund Portfolio	654,033

	Total Investment Company (Cost $654,033)	654,033
Total Investments – 99.58% (Cost $19,114,508)**		19,104,451
Net Other Assets and Liabilities – 0.42%		80,938
Net Assets – 100.00%		$19,185,389

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book pur-poses. The aggregate gross unrealized appreciation and depreciation were as follows:

	Gross unrealized appreciation	$1,322,734
	Gross unrealized depreciation	(1,332,791)
	Net unrealized depreciation	$(10,057)

(a)	Securities with a total aggregate market value of $17,857,576, or 93.08% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

51

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

Shares		Market Value

COMMON STOCKS – 99.72%
	Australia – 3.30%
1,679	Australia & New Zealand Banking Group (a)	$29,146
1,100	Sonic Healthcare (a)	14,502
5,200	Sydney Airport (a)	24,486
10,100	Telstra (a)	40,696
1,200	Westpac Banking (a)	26,576
		135,406

	Belgium – 3.79%
660	Anheuser-Busch InBev, SP ADR	83,054
2,100	Proximus (a)	72,591
		155,645

	Bermuda – 0.69%
642	Validus Holdings	28,402

	Canada – 0.41%
327	Royal Bank of Canada	16,935

	Denmark – 0.76%
562	Novo Nordisk, SP ADR	31,399

	Finland – 0.95%
1,074	Elisa (a)	38,899

	France – 3.13%
2,600	AXA (a)	64,253
829	Scor SE (a)	28,897
800	Total (a)	35,537
		128,687

	Germany – 6.25%
742	BASF (a)	49,456
393	Bayer (a)	44,231
222	Daimler (a)	15,543
2,500	Deutsche Telekom (a)	43,532
176	Muenchener Rueckversicherungs- Gesellschaft (a)	33,910
1,400	ProSiebenSat.1 Media (a)	69,949
		256,621

	Ireland – 1.24%
673	Medtronic	51,094

	Israel – 1.77%
9,234	Bezeq The Israeli Telecommunication (a)	19,906
858	Teva Pharmaceutical, SP ADR	52,750
		72,656

	Japan – 1.37%
581	Fuji Heavy Industries (a)	23,776
6,297	Mitsubishi UFJ Financial Group (a)	32,290
		56,066

	Netherlands – 1.50%
218	LyondellBasell Industries, Class A	16,998
1,003	Unilever	44,543
		61,541

	New Zealand – 0.50%
9,322	Spark New Zealand (a)	20,391

	Spain – 2.21%
4,151	Ferrovial (a)	90,960

	Sweden – 0.85%
2,085	Skandinaviska Enskilda Banken, Class A (a)	20,096
700	Swedbank, Class A (a)	14,681
		34,777

	Switzerland – 6.42%
1,000	Nestle (a)	73,672
910	Novartis, SP ADR	70,953
210	Swiss Re (a)	19,548
200	Swisscom (a)	99,485
		263,658

	United Kingdom – 12.17%
600	AstraZeneca (a)	38,635
5,491	BAE Systems (a)	40,611
258	BP, SP ADR	8,352
735	British American Tobacco, SP ADR	81,592
4,261	BT Group (a)	29,655
418	GlaxoSmithKline, SP ADR	17,259
1,400	Imperial Brands (a)	75,804
5,500	Legal & General Group (a)	19,197
5,976	National Grid (a)	84,195
442	Prudential, ADR	17,388
769	Royal Dutch Shell, Class A (a)	16,799
3,400	SSE (a)	70,548
		500,035

See accompanying Notes to Schedule of Investments.

52

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

Shares		Market Value

	United States – 52.41%
932	AbbVie	$51,167
394	Air Products & Chemicals	49,924
1,500	Altria Group	91,665
564	Ameren	25,335
222	Amgen	33,906
989	Apple	96,269
2,387	AT&T	86,075
860	Automatic Data Processing	71,457
252	Avago Technologies	33,695
132	Chevron	11,414
1,000	Corrections Corp of America, REIT	28,810
1,106	Dow Chemical	46,452
666	Dr Pepper Snapple Group	62,497
475	Duke Energy	35,768
560	General Dynamics	74,911
379	Gilead Sciences	31,457
934	Illinois Tool Works	84,125
760	Intel	23,575
899	Johnson & Johnson	93,892
1,148	JPMorgan Chase	68,306
200	Kimberly-Clark	25,684
360	Lockheed Martin	75,960
252	Macquarie Infrastructure	16,899
303	McDonald’s	37,505
562	Merck	28,477
794	Microsoft	43,742
1,244	Newell Rubbermaid	48,242
857	Paychex	41,016
876	Pfizer	26,709
747	Philip Morris International	67,238
233	Phillips 66	18,675
370	Procter & Gamble	30,225
328	Raytheon	42,063
396	Republic Services	17,305
2,172	Reynolds American	108,491
1,380	Six Flags Entertainment	69,373
1,434	Starbucks	87,144
422	Texas Instruments	22,337
298	Valero Energy	20,225
1,355	Verizon Communications	67,709
423	Walt Disney	40,532
740	Waste Management	39,183
1,540	Wells Fargo	77,354
		2,152,788

	Total Common Stocks (Cost $4,004,908)	4,095,960

INVESTMENT COMPANY – 0.55%
22,782	BlackRock Liquidity Funds TempFund Portfolio	22,782

	Total Investment Company (Cost $22,782)	22,782

Total Investments – 100.27% (Cost $4,027,690)*		4,118,742
Net Other Assets and Liabilities – (0.27)%		(11,199)
Net Assets – 100.00%		$4,107,543

*	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$335,527
Gross unrealized depreciation	(244,475)
Net unrealized appreciation	$91,052

(a)	Securities with a total aggregate market value of $1,422,453 or 34.63% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.

REIT	Real Estate Investment Trust
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

53

Aston Funds

ASTON/LMCG Emerging Markets Fund Schedule of Investments (unaudited)	January 31, 2016

% of Net Assets

Shares			Market Value

COMMON STOCKS – 95.86%
		Brazil – 7.44%
	3,700	Ambev SA	$17,261
	2,000	BB Seguridade Participacoes SA	11,566
	2,500	Braskem, Preference A	15,001
	2,100	Embraer SA	15,100
	1,300	Fibria Celulose SA	14,320
	3,180	Itau Unibanco Holding	19,836
	6,200	JBS	16,741
	2,100	Lojas Renner SA	9,314
	4,000	Suzano Papel e Celulose, Preference A	15,951
			135,090

		Cayman Islands – 1.96%
	3,000	Shenzhou International Group Holdings (a)	16,086
	16,000	Sino Biopharmaceutical (a)	11,025
	4,000	Zhen Ding Technology Holding (a)	8,503
			35,614

		China – 14.11%
	18,000	Air China, Class H (a)	11,703
	27,000	Bank of Communications, Class H (a)	16,507
	31,000	China CITIC Bank, Class H (a) *	18,153
	33,000	China Construction Bank, Class H (a)	20,146
	20,000	China Everbright Bank, Class H (a)	9,421
	4,000	China Resources Power Holdings (a)	6,804
	16,000	China Southern Airlines, Class H (a)	9,702
	4,200	China Taiping Insurance Holdings (a) *	8,866
	27,000	Chongqing Rural Commerical Bank, Class H (a)	13,820
	28,000	Evergrande Real Estate, Class H (a)	18,557
	8,800	Guangzhou R&F Properties, Class H (a)	9,510
	41,000	Industrial and Commercial Bank of China, Class H (a)	21,338
	25,000	People’s Insurance, Group of China, Class H (a)	10,028
	8,000	PICC Property & Casulty, Class H (a)	13,684
	5,400	Shanghai Pharmaceuticals Holding, Class H (a)	10,461
	2,500	Tencent Holdings (a)	46,967
	12,000	Zhejiang Expressway, Class H (a)	10,524
			256,191

		Egypt – 0.52%
	2,410	Commerical International Bank SAE, GDR (a)	9,366

		Hong Kong – 5.13%
	3,000	China Mobile (a)	32,953
	6,000	China Overseas Land & Investment (a)	17,530
	12,000	CITIC (a)	16,984
	40,000	Geely Automobile Holdings (a)	17,220
	6,000	Shimao Property Holdings (a)	8,459
			93,146

		Hungary – 1.27%
	606	OTP Bank (a)	12,891
	524	Richter Gedeon NYRT (a)	10,226
			23,117

		India – 5.78%
	210	Dr. Reddy’s Laboratories, ADR	9,435
	2,502	ICICI Bank, SP ADR	16,638
	1,980	Infosys, SP ADR	35,462
	811	Reliance Industries, GDR	24,573
	1,610	Wipro, ADR	18,869
			104,977

		Indonesia – 1.96%
	23,000	Bank Rakyat Indonesia Persero Tbk PT (a)	18,969
	67,900	Telekomunikasi Indonesia Persero Tbk PT (a)	16,659
			35,628

		Malaysia – 2.45%
	9,600	IHH Healthcare (a)	15,179
	7,900	Petronas Chemicals Group (a)	13,715
	3,500	Public Bank (a)	15,531
			44,425

		Mexico – 7.43%
	29,110	America Movil	20,575
	2,971	Arca Continental	17,848
	8,820	Compartamos	15,824
	1,300	Gruma, Class B	19,596
	3,271	Grupo Aeroportuario del Pacifico	27,547
	2,919	Grupo Financiero Banorte	15,229
	7,296	Wal-Mart de Mexico SAB de CV	18,315
			134,934

See accompanying Notes to Schedule of Investments.

54

Aston Funds

ASTON/LMCG Emerging Markets Fund Schedule of Investments (unaudited) – continued	January 31, 2016

Shares			Market Value

		Poland – 1.39%
	940	Polski Koncern Naftowy Orlen SA (a)	$14,416
	1,350	Powszechny Zaklad Ubezpieczen SA (a)	10,757
			25,173

		Russia – 2.73%
	1,015	Gazprom, SP ADR	3,644
	3,160	Gazprom, SP ADR (a)	11,417
	53	Lukoil, SP ADR (a)	1,803
	326	Lukoil, SP ADR	11,058
	569	MMC Norilsk Nickel OJSC, ADR	6,593
	563	Tatneft, SP ADR	15,004
			49,519

		South Africa – 5.25%
	568	Bidvest Group (a)	13,117
	1,223	Discovery (a)	9,971
	1,131	Foschini Group (a)	8,826
	7,651	Netcare (a)	16,280
	5,086	Sappi (a) *	23,167
	1,904	Truworths International (a)	11,825
	1,330	Vodacom Group (a)	12,203
			95,389

		South Korea – 17.99%
	52	CJ CheilJedang (a)	17,901
	368	Dongbu Insurance (a)	20,902
	85	E-Mart (a)	11,671
	185	Hyosung (a)	16,943
	1,596	Industrial Bank of Korea (a) *	15,442
	339	Kangwon Land (a) *	11,709
	519	KB Financial Group (a)	13,276
	385	Kia Motors (a)	14,618
	388	Korea Electric Power (a) *	17,033
	15	LG Household & Health Care (a)	12,504
	455	LG International (a)	11,829
	1,136	LG Uplus (a)	9,213
	69	Lotte Chemical (a)	16,048
	249	Samsung Electro-Mechanics (a)	11,561
	78	Samsung Electronics (a)	75,461
	481	Shinhan Financial Group (a)	15,547
	761	SK Hynix (a)	17,565
	158	SK Innovation (a) *	17,461
			326,684

		Taiwan – 14.19%
	15,000	Advanced Semiconductor Engineering (a)	16,113
	3,000	Catcher Technology (a)	22,321
	7,000	Cheng Uei Precision Industry (a)	8,970
	5,000	Chunghwa Telecom (a)	15,491
	19,000	Compal Electronics (a)	11,065
	1,000	Eclat Textile (a)	14,249
	15,120	Hon Hai Precision Industry (a)	35,571
	18,000	King Yuan Electronics (a)	11,997
	4,000	Pegatron (a)	9,141
	9,000	Pou Chen (a)	11,266
	6,000	Powertech Technology (a)	12,601
	15,000	Taiwan Semiconductor Manufacturing (a)	64,589
	14,543	Uni-President Enterprises (a)	24,319
			257,693

		Thailand – 1.70%
	82,700	Jasmine International (a)	7,264
	7,900	PTT Global Chemical (a)	12,030
	950	Siam Cement Public (a)	11,496
			30,790

		Turkey – 4.56%
	1,723	Arcelik AS (a)	9,001
	12,522	Eregli Demir ve Celik Fabrikalari TAS (a)	13,145
	3,079	KOC Holding AS (a)	12,358
	2,051	Koza Altin Isletmeleri AS (a)	8,737
	1,004	Tav Havalimanlari Holding AS (a)	5,958
	5,225	Turk Hava Yollari (a) *	12,974
	5,848	Turk Telekomunikasyon AS (a)	10,713
	7,694	Turkiye Vakiflar Bankasi Tao, Class D (a)	9,862
			82,748

		Total Common Stocks (Cost $2,047,015)	1,740,484

EXCHANGE TRADED FUNDS – 5.21%
		United States – 5.21%
	1,897	iShares MSCI Emerging Markets Index Fund	58,010
	1,405	iShares MSCI India	36,586
			94,596

		Total Exchange Traded Funds (Cost $104,626)	94,596

RIGHTS – 0.01%
		Mexico – 0.00%
	2,971	ARCA - Expiring 02/18/16 *	0
		Taiwan – 0.01%
	23	Eclat Textile - Expiring 02/16/16 (a) *	107

		Total Rights (Cost $0)	107

INVESTMENT COMPANY – 1.48%
	26,924	BlackRock Liquidity Funds TempFund Portfolio	26,924

		Total Investment Company (Cost $26,924)	26,924
Total Investments – 102.56% ( Cost $2,178,565)**			1,862,111
Net Other Assets and Liabilities – (2.56)%			(46,437)
Net Assets – 100.00%			$1,815,674

See accompanying Notes to Schedule of Investments.

55

Aston Funds

ASTON/LMCG Emerging Markets Fund Schedule of Investments (unaudited) – continued	January 31, 2016

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

	Gross unrealized appreciation	$59,220
	Gross unrealized depreciation	(375,674)
	Net unrealized depreciation	$(316,454)

(a)	Securities with a total aggregate market value of $1,329,291, or 73.21% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
MSCI	Morgan Stanley Capital International

See accompanying Notes to Schedule of Investments.

56

Aston Funds

ASTON/Pictet International Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

			Market
Shares			Value

COMMON STOCKS – 89.17%
		Australia – 3.50%
	165,016	Ansell (a)	$2,371,564
	632,869	Computershare (a)	4,724,904
	620,575	Estia Health (a)	3,009,650
	2,359,835	Primary Health Care (a)	4,158,923
			14,265,041

		Austria – 1.05%
	148,263	Erste Bank Group (a) *	4,282,795

		Belgium – 1.47%
	66,891	Ageas (a)	2,716,491
	88,302	Ontex Group (a)	3,272,432
			5,988,923

		Bermuda – 1.40%
	108,098	Jardine Matheson Holdings (a)	5,678,908

		Cayman Islands – 3.11%
	452,748	Cheung Kong Property Holding (a)	2,454,047
	563,248	CK Hutchison Holdings (a)	7,037,613
	2,638,000	MGM China Holdings (a)	3,175,786
			12,667,446

		Denmark – 3.42%
	61,410	Carlsberg, Class B (a)	5,177,330
	213,423	H Lundbeck (a) *	6,932,114
	95,439	Matas (a)	1,803,569
			13,913,013

		Finland – 2.78%
	1,568,013	Nokia (a)	11,295,065

		France – 10.01%
	1,541,413	Bollore (a)	6,221,005
	732	Bollore - New *	2,894
	137,658	Elis	2,403,881
	115,692	Orpea (a)	9,158,037
	62,195	Rubis (a)	4,653,204
	82,078	Schneider Electric (a)	4,379,313
	120,159	Vinci (a)	8,140,398
	265,696	Vivendi (a)	5,776,225
			40,734,957

		Germany – 1.35%
	40,349	Linde AG (a)	5,490,465

		Hong Kong – 1.59%
	10,819,355	PCCW (a)	6,490,020

		Italy – 1.88%
	304,041	Cerved Information Solutions (a)	2,512,799
	429,689	Finmeccanica (a) *	5,118,810
			7,631,609

		Japan – 16.08%
	93,100	ABC-Mart (a)	5,067,498
	166,700	Bandai Namco Holdings (a)	3,792,358
	94,000	CyberAgent (a)	4,435,601
	44,400	FANUC (a)	5,944,702
	225,100	Fujitec (a)	2,122,680
	510,200	Inpex (a)	4,542,529
	192,500	Japan Tobacco (a)	7,539,022
	217,300	LIXIL Group (a)	4,586,152
	63,300	Miraca Holdings (a)	2,612,352
	418,800	SKY Perfect JSAT Holdings (a)	2,376,366
	255,300	SoftBank Group (a)	11,242,267
	213,600	Sompo Japan Nipponkoa Holdings (a)	6,334,687
	144,300	Sumitomo Mitsui Financial Group (a)	4,841,064
			65,437,278

		Luxembourg – 0.88%
	81,052	Millicom International Cellular,
		SDR (a)	3,580,673

		Netherlands – 6.11%
	89,353	ASML Holding (a)	8,200,968
	100,340	Konnikluke DSM (a)	4,863,656
	542,298	Royal Dutch Shell, Class B (a)	11,815,618
			24,880,242

		New Zealand – 0.41%
	641,868	Trade Me Group (a)	1,673,075

		Papua New Guinea – 0.52%
	451,111	Oil Search (a)	2,119,900

		Philippines – 0.78%
	27,307,800	Metro Pacific Investments (a)	3,168,322

		Portugal – 0.11%
	62,653	NOS SGPS (a)	454,666

See accompanying Notes to Schedule of Investments.

57

Aston Funds

ASTON/Pictet International Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

	Russia – 1.12%
820,757	Sberbank, SP ADR	$4,555,201

	South Korea – 2.13%
7,036	NAVER (a)	3,709,869
5,125	Samsung Electronics (a)	4,958,196
		8,668,065

	Spain – 4.69%
1,118,493	Banco Bilbao Vizcaya Argentaria (a)	7,199,232
671,651	Distribuidora Internacional de Alimentacion (a)	3,620,481
352,671	Merlin Properties Socimi, REIT (a)	4,095,572
777,557	Obrascon Huarte Lain (a)	4,160,318
		19,075,603

	Sweden – 2.24%
252,247	Alfa Laval (a)	4,349,031
566,022	Com Hem Holding (a)	4,783,299
		9,132,330

	Switzerland – 5.49%
60,731	Cie Financiere Richemont (a)	3,947,267
60,737	Gategroup Holding (a)	2,245,225
147,504	Nestle (a)	10,866,978
320,483	UBS Group (a)	5,296,037
		22,355,507

	United Kingdom – 17.05%
86,239	AstraZeneca (a)	5,553,006
4,008,262	BBA Aviation (a)	9,337,954
1,391,496	Enterprise Inns *	1,824,133
572,095	GlaxoSmithKline (a)	11,785,493
790,681	HSBC Holdings (a)	5,576,327
430,934	Inmarsat (a)	6,784,867
88,322	LivaNova (a) *	4,872,670
523,905	Petrofac (a)	5,970,498
293,483	Prudential (a)	5,765,851
653,839	Standard Chartered (a)	4,410,822
234,468	Tate & Lyle (a)	2,100,992
975,009	William Hill (a)	5,428,052
		69,410,665

	Total Common Stocks
	(Cost $365,372,412)	362,949,769

INVESTMENT COMPANY – 4.74%
19,280,266	BlackRock Liquidity Funds TempFund Portfolio	19,280,266

	Total Investment Company
	(Cost $19,280,266)	19,280,266
Total Investments – 93.91%
(Cost $384,652,678)**		382,230,035
Net Other Assets and Liabilities – 6.09		24,772,090
Net Assets – 100.00		$407,002,125

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$8,148,422
Gross unrealized depreciation	(10,571,065)
Net unrealized depreciation	$(2,422,643)

(a)	Securities with a total aggregate market value of $354,163,660, or 87.02% of net assets, were valued under fair value procedures established by Funds’ Board of Trustees.

REIT	Real Estate Investment Trust
SDR	Sponsored Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

58

Aston Funds

ASTON/Value Partners Asia Dividend Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

			Market
Shares			Value

COMMON STOCKS – 71.46%
		Bermuda – 2.05%
	1,170,000	CSI Properties (a)	$31,772
	220,000	Skyworth Digital Holdings (a)	114,320
			146,092

		Cayman Islands – 16.72%
	100,000	Belle International Holdings (a)	67,376
	5,500	Cheung Kong Property Holding (a)	29,812
	146,000	China High Speed Transmission Equipment Group (a)*	112,626
	110,000	China Lilang (a)	63,177
	396,000	CIFI Holdings Group (a)	75,063
	10,500	CK Hutchison Holdings (a)	131,194
	184,000	EGL Holdings (a)	55,969
	191,000	Far East Consortium International (a)	61,141
	159,000	FSE Engineering Holdings *	37,396
	62,000	Haitian International Holdings (a)	75,406
	690,000	Jiangnan Group (a)	102,795
	129,000	Longfor Properties (a)	164,804
	312,000	Oi Wah Pawnshop Credit Holdings (a)	14,997
	160,000	SITC International Holdings (a)	74,262
	266,000	TK Group Holdings (a)	67,119
	242,000	Wonderful Sky Financial Group Holdings (a)	54,938
			1,188,075

		China – 21.61%
	337,000	Bank of China, Class H (a)	131,959
	443,000	China Construction Bank, Class H (a)	270,449
	96,000	China Life Insurance, Class H (a)	232,749
	51,000	China Machinery Engineering, Class H (a)	35,247
	40,000	China Resources Power Holdings (a)	68,042
	57,863	Chongqing Changan Automobile, Class B (a)	113,607
	22,900	Dalian Wanda Commercial Properties, Class H (a)	110,559
	100,000	Huaneng Power International, Class H (a)	82,275
	59,800	Huatai Securities, Class H (a)*	111,926
	44,000	Jiangsu Expressway, Class H (a)	52,942
	152,500	Sinopec Engineering Group, Class H (a)	128,443
	18,800	Sinopharm Group, Class H (a)	66,780
	87,000	Yangtze Optical Fibre and Cable Joint Stock, Class H (a)	85,489
	52,000	Zhejiang Expressway, Class H (a)	45,604
			1,536,071

		Hong Kong – 12.51%
	40,000	BOC Hong Kong Holdings (a)	106,485
	76,000	China Overseas Land & Investment (a)	222,042
	292,000	China Power International Development (a)	130,417
	68,000	China State Construction International Holdings (a)	109,812
	32,000	Chow Sang Sang Holdings International (a)	47,979
	188,000	Far East Horizon (a)	144,854
	40,000	Sino Land (a)	51,389
	7,000	Sun Hung Kai Properties (a)	75,945
			888,923

		Indonesia – 0.15%
	15,100	Bank Mandiri Persero (a)	10,664

		Japan – 0.58%
	1,100	Japan Airlines (a)	41,287

		Singapore – 4.39%
	15,700	AIMS AMP Capital Industrial, REIT (a)	14,958
	166,500	Asian Pay Television (a)	72,644
	31,500	CapitaLand Commercial Trust, REIT (a)	28,823
	53,900	Croesus Retail Trust	30,646
	11,600	DBS Group Holdings (a)	115,319
	41,800	Frasers Commercial, REIT (a)	34,185
	51,800	Triyards Holdings (a)	15,159
			311,734

		South Korea – 6.87%
	2,523	Dongbu Insurance (a)	143,305
	2,594	GS Retail (a)	142,274
	1,331	JS (a)*	25,534
	3,610	Korea Electric Power (a)*	158,473
	546	Maeil Dairy Industry (a)*	18,691
			488,277

		Taiwan – 1.81%
	1,000	Largan Precision (a)	71,773
	67,000	Mega Financial Holding (a)	42,718
	27,000	Mercuries Life insurance (a)	14,112
			128,603

See accompanying Notes to Schedule of Investments.

59

Aston Funds

ASTON/Value Partners Asia Dividend Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

			Market
Shares			Value

		Thailand – 3.18%
	84,300	Bangchak Petroleum	$69,548
	17,400	Glow Energy PCL (a)	37,507
	319,600	Jasmine Broadband Internet Infrastructure, Class F	78,352
	25,000	Namyong Terminal	10,182
	59,700	Supalai PCL	30,547
			226,136

		United Kingdom – 1.59%
	16,000	HSBC Holdings (a)	113,106

		Total Common Stocks
		(Cost $5,447,668)	5,078,968

PREFERRED STOCK – 4.02%
		South Korea – 4.02%
	153	AmorePacific (a)*	29,617
	217	CJ Cheiljedang (a)	45,359
	1,884	LG (a)	76,183
	27	Samsung Electronics (a)	22,714
	715	Samsung Fire & Marine Insurance (a)	111,849
			285,722

		Total Preferred Stock
		(Cost $283,502)	285,722

WARRANTS – 3.40%
		China – 3.40%
	61,100	Gree Electronic Appliance, Expiration 12/02/16	173,953
	16,200	Midea Group, Expiration 09/23/23 *	67,832
			241,785

		Total Warrants
		(Cost $259,298)	241,785
Total Investments – 78.88%
(Cost $5,990,468)**			5,606,475
Net Other Assets and Liabilities – 21.12%			1,500,984
Net Assets – 100.00%			$7,107,459

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$97,061
Gross unrealized depreciation	(481,054)
Net unrealized depreciation	$(383,993)

(a)	Securities with a total aggregate market value of $5,108,019, or 71.87% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

60

Aston Funds

ASTON/Harrison Street Real Estate Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

			Market
Shares			Value

COMMON STOCKS – 2.22%
		Hotels – 2.22%
	1,660	Las Vegas Sands	$74,866
	2,337	Starwood Hotels & Resorts Worldwide	145,455

		Total Common Stocks
		(Cost $259,880)	220,321

REAL ESTATE INVESTMENT TRUSTS – 97.54%
		Diversified – 15.63%
	6,253	American Tower	589,908
	12,448	Duke Realty	250,578
	7,025	Empire State Realty Trust, Class A	116,264
	1,138	EQUINIX	353,429
	14,258	Spirit Realty Capital	149,424
	3,720	STORE Capital	92,219
			1,551,822

		Healthcare – 10.41%
	7,045	Healthcare Trust of America, Class A	197,542
	2,648	LTC Properties	117,915
	5,431	Omega Healthcare Investors	172,217
	6,704	Physicians Realty Trust	114,437
	6,934	Welltower	431,433
			1,033,544

		Hotels – 3.45%
	7,286	Apple Hospitality	133,261
	4,102	Chesapeake Lodging Trust	103,042
	4,349	Pebblebrook Hotel Trust	106,203
			342,506

		Industrial – 4.88%
	1,837	EastGroup Properties	98,077
	7,913	Prologis	312,326
	3,300	Terreno Realty	74,184
			484,587

		Office Properties – 14.28%
	2,110	Alexandria Real Estate Equities	167,070
	2,665	Boston Properties	309,700
	4,866	CyrusOne	179,312
	2,795	Digital Realty Trust	223,824
	3,564	Highwoods Properties	150,722
	6,185	Hudson Pacific Properties	157,161
	2,385	SL Green Realty	230,415
			1,418,204

		Residential – 15.75%
	6,143	Apartment Investment & Management, Class A	240,498
	2,606	AvalonBay Communities	446,903
	2,525	Camden Property Trust	192,657
	2,007	Essex Property Trust	427,712
	2,725	Mid-America Apartment Communities	255,660
			1,563,430

		Retail – 25.79%
	8,568	Acadia Realty Trust	292,169
	2,700	Agree Realty	99,684
	8,300	Cedar Realty Trust	58,598
	10,447	General Growth Properties	292,934
	3,250	Macerich	253,402
	5,580	National Retail Properties	239,605
	12,519	Retail Opportunity Investments	231,476
	4,743	Simon Property Group	883,526
	6,015	Weingarten Realty Investors	209,863
			2,561,257

		Storage – 7.35%
	4,327	Extra Space Storage	392,416
	2,994	Sovran Self Storage	337,364
			729,780

		Total Real Estate Investment Trusts
		(Cost $9,614,646)	9,685,130
Total Investments – 99.76%
(Cost $9,874,526)*			9,905,451
Net Other Assets and Liabilities – 0.24%			23,419
Net Assets – 100.00%			$9,928,870

*	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$484,391
Gross unrealized depreciation	(453,466)
Net unrealized appreciation	$30,925

See accompanying Notes to Schedule of Investments.

61

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	January 31, 2016
Schedule of Investments (unaudited)

% of Net Assets

			Market
Shares			Value

COMMON STOCKS – 54.64%
		Consumer Discretionary – 8.76%
	10,400	Carnival	$500,552
	6,000	Dollar General	450,360
	9,000	Dollar Tree *	731,880
	3,200	NIKE, Class B	198,432
	6,800	Starbucks	413,236
	9,650	TJX	687,466
			2,981,926

		Consumer Staples – 14.12%
	7,900	Colgate-Palmolive	533,487
	1,943	Costco Wholesale	293,626
	4,300	CVS Health	415,337
	5,650	Estee Lauder, Class A	481,663
	6,700	Kraft Heinz	523,002
	16,150	Mondelez International, Class A	696,065
	1,600	Monster Beverage *	216,048
	8,720	PepsiCo	865,896
	9,800	Walgreens Boots Alliance	781,256
			4,806,380

		Energy – 0.65%
	3,200	Occidental Petroleum	220,256

		Financials – 1.46%
	9,900	Wells Fargo	497,277

		Healthcare – 13.02%
	11,700	Abbott Laboratories	442,845
	2,600	Allergan (Ireland) *	739,518
	3,550	AmerisourceBergen	317,938
	3,790	Amgen	578,847
	6,600	Celgene *	662,112
	6,700	Cerner *	388,667
	4,000	Gilead Sciences	332,000
	3,900	Medtronic (Ireland)	296,088
	5,100	Thermo Fisher Scientific	673,506
			4,431,521
		Industrials – 4.21%
	6,400	Honeywell International	660,480
	2,196	Union Pacific	158,112
	6,600	United Parcel Service, Class B	615,120
			1,433,712

		Information Technology – 12.42%
	5,450	Accenture, Class A (Ireland)	575,193
	1,146	Alphabet, Class A *	872,507
	7,800	Cognizant Technology Solutions, Class A *	493,818
	6,400	Facebook, Class A *	718,144
	4,500	MasterCard, Class A	400,635
	9,300	PayPal Holdings *	336,102
	11,168	Visa, Class A	831,904
			4,228,303

		Total Common Stocks
		(Cost $16,658,458)	18,599,375

Par Value

CORPORATE NOTES AND BONDS – 20.30%
		Consumer Staples – 2.29%
	$325,000	PepsiCo
		Senior Unsecured Notes
		5.000%, 06/01/18	351,970
	400,000	Wal-Mart Stores
		Senior Unsecured Notes
		3.250%, 10/25/20	427,748
			779,718

		Energy – 1.32%
	450,000	Chevron
		Senior Unsecured Notes
		1.718%, 06/24/18	448,589

		Financials – 5.93%
	400,000	General Electric Capital
		Senior Unsecured Notes, MTN
		4.375%, 09/16/20	440,234
	350,000	Goldman Sachs Group
		Senior Unsecured Notes
		3.625%, 02/07/16	350,102
	400,000	JPMorgan Chase
		Senior Unsecured Notes
		4.350%, 08/15/21	427,533
	400,000	U.S. Bancorp
		Subordinated Notes, MTN
		2.950%, 07/15/22	403,824
	400,000	Wells Fargo & Co
		Senior Unsecured Notes, MTN
		2.150%, 01/30/20	398,914
			2,020,607

		Healthcare – 3.46%
	250,000	Johnson & Johnson
		Senior Unsecured Notes
		5.950%, 08/15/37	327,322

See accompanying Notes to Schedule of Investments.

62

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	January 31, 2016
Schedule of Investments (unaudited) – continued

			Market
Par Value			Value

		Healthcare (continued)
	$400,000	Merck & Co., Inc.
		Senior Unsecured Notes
		2.350%, 02/10/22	$399,555
	450,000	Pfizer
		Senior Unsecured Notes
		1.100%, 05/15/17	450,811
			1,177,688

		Industrials – 1.39%
	450,000	United Parcel Service
		Senior Unsecured Notes
		3.125%, 01/15/21	473,539

		Information Technology – 5.91%
	400,000	Apple
		Senior Unsecured Notes
		1.000%, 05/03/18	398,158
	375,000	EMC
		Senior Unsecured Notes
		1.875%, 06/01/18	358,660
	400,000	Google
		Senior Unsecured Notes
		3.625%, 05/19/21	432,292
	400,000	Oracle
		Senior Unsecured Notes
		2.500%, 10/15/22	395,244
	425,000	QUALCOMM
		Senior Unsecured Notes
		2.250%, 05/20/20	426,811
			2,011,165

		Total Corporate Notes and Bonds
		(Cost $6,795,872)	6,911,306

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.62%
		Fannie Mae – 0.08%
	8,123	7.500%, 02/01/35
		Pool # 787557	8,920
	2,817	7.500%, 04/01/35
		Pool # 819231	2,984
	12,038	6.000%, 11/01/35
		Pool # 844078	13,652
			25,556

		Freddie Mac – 1.27%
	425,000	1.000%, 09/29/17	426,415
	6,071	5.500%, 12/01/20
		Gold Pool # G11820	6,516
			432,931

		Ginnie Mae – 0.01%
	4,209	5.500%, 02/15/39
		Pool # 698060	4,707

		U.S. Treasury Bonds – 3.90%
	375,000	5.375%, 02/15/31	527,586
	500,000	3.500%, 02/15/39	581,201
	200,000	3.125%, 11/15/41	217,367
			1,326,154

		U.S. Treasury Notes – 9.36%
	225,000	4.500%, 02/15/16	225,394
	350,000	2.625%, 04/30/16	351,848
	375,000	4.625%, 02/15/17	390,293
	425,000	1.000%, 12/15/17	426,702
	425,000	1.375%, 09/30/18	430,030
	450,000	1.500%, 01/31/19	456,750
	425,000	2.500%, 05/15/24	447,287
	450,000	2.125%, 05/15/25	458,403
			3,186,707

		Total U.S. Government and Agency Obligations
		(Cost $4,823,532)	4,976,055

Shares

INVESTMENT COMPANY – 9.56%
	3,252,494	BlackRock Liquidity Funds TempFund Portfolio	3,252,494

		Total Investment Company
		(Cost $3,252,494)	3,252,494
Total Investments – 99.12%
(Cost $31,530,356)**			33,739,230
Net Other Assets and Liabilities – 0.88%			299,435
Net Assets – 100.00%			$34,038,665

*	Non-income producing security.
**	At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$2,579,782
Gross unrealized depreciation	(370,908)
Net unrealized appreciation	$2,208,874

MTN	Medium Term Note

Portfolio Composition*
Common Stocks	55%
Investment Company	10%
U.S. Government and Agency Obligations	15%
Corporate Notes and Bonds
(Moody’s Ratings)
Aaa	1%
Aa	6%
A	13%
100%

For financial reporting purposes, credit quality ratings shown are assigned by Moody’s Investors Service. If a Moody’s credit quality rating is not available the credit quality ratings shown are assigned by Standard & Poor’s. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of Baa/ BBB or higher. Below investment grade ratings are credit ratings of Ba/BB or lower. Credit quality ratings are subject to change.

*	Portfolio composition in the above table does not include the Net Other Assets and Liabilities contained in the Fund’s portfolio, and thus the percentages shown are not based on the Net Assets of the Fund but rather the Net Assets of the Fund minus the Fund’s Net Other Assets and Liabilities.

See accompanying Notes to Schedule of Investments.

63

Aston Funds

January 31, 2016
Notes to Schedule of Investments (unaudited)

(1) Valuation of Investments: Equity securities, closed-end funds, exchange-traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the last quoted bid price may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by an independent pricing service when such prices are believed by the Adviser to reflect the current market value of such securities, in accordance with guidelines adopted by the Board of Trustees of the Trust (the “Board”). The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. If accurate market quotations are not available, securities are valued at fair values in accordance with guidelines adopted by the Board. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair market value. Repurchase agreements are valued at cost Investments in money market funds and other mutual funds are valued at the net asset value (“NAV”) at the date of valuation. Foreign equity securities are valued at the last official closing price on the primary exchange where the security is traded. Under the fair valuation procedures adopted by the Board, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of January 31, 2016 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	01/31/16	Prices	Inputs	Inputs
Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$90,750,361	$90,750,361	$—	$—
Fairpointe Focused Equity Fund
Assets
Investments in Securities*	$6,167,205	$6,167,205	$—	$—
River Road Focused Absolute Value Fund
Assets
Investments in Securities*	$4,972,151	$4,972,151	$—	$—
Herndon Large Cap Value Fund
Assets
Investments in Securities*	$98,648,556	$98,648,556	$—	$—
Montag & Caldwell Growth Fund
Assets
Investments in Securities*	$1,647,694,352	$1,647,694,352	$—	$—
River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$680,898,098	$680,898,098	$—	$—
River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$106,753,800	$106,753,800	$—	$—
Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$3,605,999,793	$3,605,999,793	$—	$—
Montag & Caldwell Mid Cap Growth Fund
Assets
Investments in Securities*	$10,220,692	$10,220,692	$—	$—

64

Aston Funds

January 31, 2016
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
LMCG Small Cap Growth Fund
Assets
Common Stocks
Consumer Discretionary	$20,140,653	$20,140,653	$—	$—
Consumer Staples	1,234,842	1,234,842	—	—
Financials	15,695,044	15,695,044	—	—
Healthcare	41,628,167	41,628,167	—	—
Industrials	25,620,790	25,620,790	—	—
Information Technology	53,657,602	53,657,602	—	—
Materials	9,408,533	9,408,533	—	—
Telecommunication Services	6,115,199	6,115,199	—	—
Total Common Stocks	173,500,830	173,500,830	—	—
Rights	996	—	—	996
Warrants	0	0	—	—
Investment Company*	2,030,923	2,030,923	—	—
Total	$175,532,749	$175,531,753	$—	$996
River Road Independent Value Fund
Assets
Common Stocks
Consumer Staples	$1,544,909	$1,544,909	$—	$—
Energy	11,011,560	11,011,560	—	—
Financials	1,667,544	1,667,544	—	—
Industrials	3,809,380	3,809,380	—	—
Information Technology	4,519,365	4,519,365	—	—
Materials	27,670,874	16,417,839	11,253,035	—
Utilities	7,229,904	7,229,904	—	—
Total Common Stocks	57,453,536	46,200,501	11,253,035	—
Investment Company*	267,225,670	267,225,670	—	—
Total	$324,679,206	$313,426,171	$11,253,035	$—
River Road Select Value Fund
Assets
Investments in Securities*	$43,126,849	$43,126,849	$—	$—
River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$52,528,921	$51,023,110	$1,505,811	$—
Consumer Staples	16,043,042	16,043,042	—	—
Energy	7,567,631	4,843,987	2,723,644	—
Financials	35,517,756	35,517,756	—	—
Healthcare	4,450,297	4,450,297	—	—
Industrials	63,991,955	63,991,955	—	—
Information Technology	36,930,250	29,079,634	7,850,616	—
Telecommunication Services	5,998,927	5,998,927	—	—
Total Common Stocks	223,028,779	210,948,708	12,080,071	—
Investment Company*	11,197,122	11,197,122		—
Total	$234,225,901	$222,145,830	$12,080,071	$—
Silvercrest Small Cap Fund
Assets
Investments in Securities*	$153,292,116	$153,292,116	$—	$—
TAMRO Small Cap Fund
Assets
Investments in Securities*	$132,240,823	$132,240,823	$—	$—

65

Aston Funds

January 31, 2016
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds	$151,232,164	$—	$151,232,164	$—
Collateralized Mortgage and Asset-Backed Securities	86,899,580	—	86,899,580	—
U.S. Government and Agency Obligations	226,963,009	—	226,963,009	—
Other Mortgage and Asset-Backed Securities	37,868,100	—	37,868,100	—
Municipal Bonds	1,195,630	—	1,195,630	—
Foreign Government Bonds and Notes	3,301,121	—	3,301,121	—
Investment Companies*	109,150,617	109,150,617	—	—
Total	$616,610,221	$109,150,617	$507,459,604	$—
TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$17,661,466	$—	$17,661,466	$—
U.S. Government and Agency Obligations	22,081,035	—	22,081,035	—
Commercial Mortgage-Backed Securities	280,868	—	280,868	—
Foreign Government Note	421,875	—	421,875	—
Commercial Paper	249,997	—	249,997	—
Investment Company*	1,761,458	1,761,458	—	—
Total	$42,456,699	$1,761,458	$40,695,241	$—
Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$130,322,858	$130,322,858	$—	$—
Purchased Options	891,200	891,200	—	—
Investment Company*	4,824,979	4,824,979	—	—
Total Assets	136,039,037	136,039,037	—	—
Liabilities
Written Options	(3,226,867)	(3,226,867)	—	—
Total Liabilities	(3,226,867)	(3,226,867)	—	—
Total	$132,812,170	$132,812,170	$—	$—
Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$156,017,421	$156,017,421	$—	$—
River Road Long-Short Fund
Assets
Investments in Securities*	$63,641,624	$63,641,624	$—	$—
Total Assets	63,641,624	63,641,624	—	—
Liabilities
Common Stock*	(13,297,673)	(13,297,673)	—	—
Exchange Traded Funds	(5,091,802)	(5,091,802)	—	—
Total Liabilities	(18,389,475)	(18,389,475)	—	—
Total	$45,252,149	$45,252,149	$—	$—

66

Aston Funds

January 31, 2016
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Barings International Fund
Assets
Common Stocks
Australia	$746,102	$—	$746,102	$—
Belgium	157,948	—	157,948	—
China	153,068	—	153,068	—
France	1,604,486	—	1,604,486	—
Germany	2,247,322	—	2,247,322	—
Hong Kong	444,489	—	444,489	—
Japan	5,115,884	36,608	5,079,276	—
Netherlands	1,548,008	—	1,548,008	—
Spain	323,359	—	323,359	—
Sweden	367,079	—	367,079	—
Switzerland	1,151,724	—	1,151,724	—
Taiwan	308,430	308,430	—	—
United Kingdom	4,282,519	247,804	4,034,715	—
Total Common Stocks	18,450,418	592,842	17,857,576	—
Investment Company*	654,033	654,033	—	—
Total	$19,104,451	$1,246,875	$17,857,576	$—
Guardian Capital Global Dividend Fund
Assets
Common Stocks
Australia	$135,406	$—	$135,406	$—
Belgium	155,645	83,054	72,591	—
Bermuda	28,402	28,402	—	—
Canada	16,935	16,935	—	—
Denmark	31,399	31,399	—	—
Finland	38,899	—	38,899	—
France	128,687	—	128,687	—
Germany	256,621	—	256,621	—
Ireland	51,094	51,094	—	—
Israel	72,656	52,750	19,906	—
Japan	56,066	—	56,066	—
Netherlands	61,541	61,541	—	—
New Zealand	20,391	—	20,391	—
Spain	90,960	—	90,960	—
Sweden	34,777	—	34,777	—
Switzerland	263,658	70,953	192,705	—
United Kingdom	500,035	124,591	375,444	—
United States	2,152,788	2,152,788	—	—
Total Common Stocks	4,095,960	2,673,507	1,422,453	—
Investment Company*	22,782	22,782	—	—
Total	$4,118,742	$2,696,289	$1,422,453	$—

67

Aston Funds

January 31, 2016
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
LMCG Emerging Markets Fund
Assets
Common Stocks
Brazil	$135,090	$135,090	$—	$—
Cayman Islands	35,614	—	35,614	—
China	256,191	—	256,191	—
Egypt	9,366	—	9,366	—
Hong Kong	93,146	—	93,146	—
Hungary	23,117	—	23,117	—
India	104,977	104,977	—	—
Indonesia	35,628	—	35,628	—
Malaysia	44,425	—	44,425	—
Mexico	134,934	134,934	—	—
Poland	25,173	—	25,173	—
Russia	49,519	36,299	13,220	—
South Africa	95,389	—	95,389	—
South Korea	326,684	—	326,684	—
Taiwan	257,693	—	257,693	—
Thailand	30,790	—	30,790	—
Turkey	82,748	—	82,748	—
Total Common Stocks	1,740,484	411,300	1,329,184	—
Exchange Traded Funds	94,596	94,596	—	—
Rights	107	—	107	—
Investment Company*	26,924	26,924	—	—
Total	$1,862,111	$532,820	$1,329,291	$—

Pictet International Fund
Assets
Common Stocks
Australia	$14,265,041	$—	$14,265,041	$—
Austria	4,282,795	—	4,282,795	—
Belgium	5,988,923	—	5,988,923	—
Bermuda	5,678,908	—	5,678,908	—
Cayman Islands	12,667,446	—	12,667,446	—
Denmark	13,913,013	—	13,913,013	—
Finland	11,295,065	—	11,295,065	—
France	40,734,957	2,406,775	38,328,182	—
Germany	5,490,465	—	5,490,465	—
Hong Kong	6,490,020	—	6,490,020	—
Italy	7,631,609	—	7,631,609	—
Japan	65,437,278	—	65,437,278	—
Luxembourg	3,580,673	—	3,580,673	—
Netherlands	24,880,242	—	24,880,242	—
New Zealand	1,673,075	—	1,673,075	—
Papua New Guinea	2,119,900	—	2,119,900	—
Philippines	3,168,322	—	3,168,322	—
Portugal	454,666	—	454,666	—
Russia	4,555,201	4,555,201	—	—
South Korea	8,668,065	—	8,668,065	—
Spain	19,075,603	—	19,075,603	—
Sweden	9,132,330	—	9,132,330	—
Switzerland	22,355,507	—	22,355,507	—
United Kingdom	69,410,665	1,824,133	67,586,532	—
Total Common Stocks	362,949,769	8,786,109	354,163,660	—
Investment Company*	19,280,266	19,280,266	—	—
Total	$382,230,035	$28,066,375	$354,163,660	$—

68

Aston Funds

January 31, 2016
Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 01/31/16	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Partners Asia Dividend Fund
Assets
Common Stocks
Bermuda	$146,092	$—	$146,092	$—
Cayman Islands	1,188,075	37,396	1,150,679	—
China	1,710,024	173,953	1,536,071	—
Hong Kong	888,923	—	888,923	—
Indonesia	10,664	—	10,664	—
Japan	41,287	—	41,287	—
Singapore	311,734	30,646	281,088	—
South Korea	488,277	—	488,277	—
Taiwan	128,603	—	128,603	—
Thailand	226,136	188,629	37,507	—
United Kingdom	113,106	—	113,106	—
Total Common Stocks	5,252,921	430,624	4,822,297	—
Preferred Stock	285,722	—	285,722	—
Warrants	67,832	67,832	—	—
Total	$5,606,475	$498,456	$5,108,019	$—
Harrison Street Real Estate Fund
Assets
Investments in Securities*	$9,905,451	$9,905,451	$—	$—
Montag & Caldwell Balanced Fund
Assets
Common Stocks*	$18,599,375	$18,599,375	$—	$—
Corporate Notes and Bonds	6,911,306	—	6,911,306	—
U.S. Government and Agency Obligations	4,976,055	—	4,976,055	—
Investment Company*	3,252,494	3,252,494	—	—
Total	$33,739,230	$21,851,869	$11,887,361	$—

* All Common Stocks and Investment Companies are Level 1. Please refer to the respective Schedule of Investments for industry, sector or country breakout.

At the end of each fiscal quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at a quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair values of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Certain securities that were held at January 31, 2016 and since the beginning of the fiscal year in LMCG Emerging Markets Fund, River Road Independent Value Fund, and Pictet International Fund had changes in liquidity assessments which resulted in a transfer between Levels. Transfers between Levels, if any, are recognized as of the last day of the fiscal quarter in which the event or change in circumstances that resulted in reclassification occurred.

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
LMCG Emerging Markets Fund	$11,709	$—
River Road Independent Value Fund	11,253,035	—
Pictet International Fund	4,872,670	1,824,133

69

Aston Funds

January 31, 2016
Notes to Schedule of Investments (unaudited) – continued

(2) Investment Companies: Certain Funds invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. ETFs are traded on securities exchanges based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

(3) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to sell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. During the three months ended January 31, 2016, the Funds did not hold any repurchase agreements.

(4) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctuations during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. As of and during the three months ended January 31, 2016, DoubleLine Core Plus Fixed Income Fund owned delayed delivery securities.

(5) Mortgage-Backed Securities: Montag & Caldwell Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. Montag & Caldwell Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(6) Securities Sold Short: River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of assets, in accordance with procedures established by the Board.

(7) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option

70

Aston Funds

January 31, 2016
Notes to Schedule of Investments (unaudited) – continued

is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the three months ended January 31, 2016 in Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at January 31, 2016. During the three months ended January 31, 2016, the average* volume of derivative activities were as follows:

Funds	Purchased Options (Premium Paid)	Written Options (Premiums Received)
Anchor Capital Enhanced Equity Fund	$1,518,371	$3,960,793
* estimated based on quarter-end holdings

(8) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable forward exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of its contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the three months ended January 31, 2016, the Funds did not enter into any forward foreign currency contracts.

(9) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at January 31, 2016, by primary risk exposure:

	Asset Derivative Investments Value	Liability Derivative Investments Value
	Equity Contract	Equity Contract
Anchor Capital Enhanced Equity Fund	$891,200	$(3,226,867)

71

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aston Funds

By (Signature and Title)*	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Chief Executive Officer and President
(principal executive officer)

Date	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Chief Executive Officer and President
(principal executive officer)

Date	March 28, 2016

By (Signature and Title)*	/s/ Donald S. Rumery
Donald S. Rumery, Treasurer and Chief Financial Officer
(principal financial officer)

Date	March 28, 2016

* Print the name and title of each signing officer under his or her signature.